UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6266
                                                     ---------------------

                Nuveen Florida Investment Quality Municipal Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: June 30
                                           ------------------

                  Date of reporting period: June 30, 2004
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                     ANNUAL REPORT June 30, 2004

Nuveen Investments
Municipal Closed-End
Exchange-Traded
Funds

                                NUVEEN FLORIDA INVESTMENT QUALITY MUNICIPAL FUND
                                                                             NQF

                                    NUVEEN FLORIDA QUALITY INCOME MUNICIPAL FUND
                                                                             NUF

                            NUVEEN INSURED FLORIDA PREMIUM INCOME MUNICIPAL FUND
                                                                             NFL

                        NUVEEN INSURED FLORIDA TAX-FREE ADVANTAGE MUNICIPAL FUND
                                                                             NWF

Photo of: Man and woman sitting on porch.
Photo of: 2 children sitting in the grass.

DEPENDABLE, TAX-FREE INCOME BECAUSE IT'S NOT WHAT YOU EARN, IT'S WHAT YOU
KEEP.(R)

Logo: NUVEEN Investments

Photo of: Woman
Photo of: Man and child
Photo of: Woman

NOW YOU CAN RECEIVE YOUR NUVEEN FUND REPORTS FASTER.

NO MORE WAITING.
SIGN UP TODAY TO RECEIVE NUVEEN FUND INFORMATION BY E-MAIL.

It only takes a minute to sign up for E-Reports. Once enrolled, you'll receive an e-mail as soon as your Nuveen Investments Fund information is ready -- no more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report, and save it on your computer if you wish.

                               ------------------
                               DELIVERY DIRECT TO
                               YOUR E-MAIL INBOX
                               ------------------

IT'S FAST, EASY & FREE:

WWW.INVESTORDELIVERY.COM if you get your Nuveen Fund dividends and statements from your financial advisor or brokerage account.

OR

WWW.NUVEEN.COM/CORPORATE/ENROLLMENT if you get your Nuveen Fund dividends and statements directly from Nuveen.


(Be sure to have the address sheet that accompanied this report handy. You'll need it to complete the enrollment process.)

Logo: NUVEEN Investments

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board


     Chairman's
           LETTER TO SHAREHOLDERS

     I am very pleased to report that for the period ended June 30, 2004, your Nuveen Fund continued to provide you with attractive monthly tax-free income.

     While tax-free income is always welcome, we know that many shareholders are beginning to wonder whether interest rates will rise significantly, and whether that possibility should cause them to adjust that portion of their investment portfolios allocated to tax-free municipal bonds. We believe this is a question you should consider carefully with the help of a trusted financial advisor. In many cases, it may be more appropriate to focus on long-term goals and objectives rather than shorter-term market movements, and this is where a professional advisor may be able to help keep you focused on the larger objectives of your investment program.


WE THINK THAT MUNICIPAL BOND INVESTMENTS LIKE YOUR NUVEEN FUND CAN BE IMPORTANT BUILDING BLOCKS IN A WELL-BALANCED PORTFOLIO.


     As you read through this report, please review the inside front cover and consider receiving future Fund reports and other Fund information by e-mail and the Internet. Not only will you be able to receive the information faster, but this also may help lower your Fund's expenses. Sign up is quick and easy.

     Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

     Sincerely,

     /s/ Timothy R. Schwertfeger

     Timothy R. Schwertfeger
     Chairman of the Board

     August 16, 2004

Nuveen Florida Municipal Closed-End Exchange-Traded Funds
(NQF, NUF, NFL, NWF)


Portfolio Manager's
        PERSPECTIVE

Portfolio manager Dan Solender reviews the market environment, key investment strategies, and the annual performance of these four Nuveen Florida Funds. With twelve years of investment experience, including eight at Nuveen, Dan assumed portfolio management responsibility for NQF and NUF in November 2003, and added NFL and NWF in May 2004.

WHAT FACTORS AFFECTED THE U.S. ECONOMY AND MUNICIPAL MARKET DURING THE ANNUAL REPORTING PERIOD ENDED JUNE 30, 2004?

During this reporting period, the U.S. economy demonstrated growing evidence of improvement in a number of key areas. Inflation also showed signs of acceleration, driven largely by higher energy and transportation costs, with the Consumer Price Index rising at a 4.9% rate (annualized) during the first six months of 2004, compared with 1.9% for all of 2003. The combination of inflation concerns and economic momentum, especially a series of sharply improved jobs reports, served as a catalyst for heightened volatility across the fixed-income markets. During the final three months of this reporting period, the bond markets, including the municipal market, were increasingly driven by expectations that the Federal Reserve would raise interest rates and by speculation over the timing and extent of those rate hikes. On June 30, 2004, the Fed increased the fed funds rate by 0.25% to 1.25%, the first increase in four years, noting that it anticipated taking a "measured" approach to further tightening to avoid potential derailment of the economic recovery.

Although the market environment was generally favorable for municipal bonds during much of the 12-month period ended June 30, 2004, the bond market rally of late 2003-early 2004 was bracketed by periods of sharp price declines and yield increases. As one example of this volatility, the yield on the Bond Buyer 25 Revenue Bond Index (BB25), a widely followed municipal bond index, rose more than 50 basis points between April 1 and June 10, 2004, before retreating slightly during the final three weeks of this period. Overall, the trend during this 12-month period was toward higher yields, with the BB25 Index ending June 2004 almost 40 basis points higher than it was at the beginning of July 2003.

In general, municipal supply nationwide remained relatively strong over the entire 12-month reporting period, as $372 billion in new bonds came to market, down 5% from the preceding 12-month period. However, the pace of issuance slowed in recent months, with $188 billion in new municipal supply during the first half of 2004, a decrease of almost 9% from January-June 2003's record level. In contrast to 2003, when many states were issuing bonds to bridge budget gaps and fund operations, an improving economy and higher tax revenues have lessened the states' need to borrow. In June 2004 alone, volume decreased 24% from a year ago.

HOW ABOUT ECONOMIC AND MARKET CONDITIONS IN FLORIDA?

During this 12-month reporting period, Florida's service-based economy continued to benefit from solid growth and strong employment performance. Business and financial services, tourism, and healthcare took the lead in job growth, as unemployment in the state fell from 5.3% in June 2003 to 4.7% in June 2004, below the current national average of 5.6%. Rapid population growth provided additional strength to the Florida economy, although such growth also increases the challenges for long-term economic development. As of the time of this report, Florida was expected to close fiscal 2004 with a $2.2 billion general revenue and working capital reserve, in addition to a fully funded budget stabilization fund. For fiscal 2005, the state's $24.3 billion budget includes major spending in the areas of education and human services. In November 2003, Florida voters approved measures requiring the state to reduce the number of children per classroom, offer free universal pre-kindergarten, and commit to developing high-speed rail services. While Florida's general revenue performance continued to be strong, with 7% growth in fiscal 2004, the lack of a personal income tax and the push to phase out the state's intangible tax meant Florida's revenue base remained narrow, with sales taxes providing 75% of all revenues. During the 12-month reporting period ended June 2004, Florida issuers brought $15.4 billion in new municipal bonds to market, down 26% from the previous 12-month period. For the first six months of 2004, issuance tightened even further, as supply totaled $6.1 billion, off 49% from January-June 2003 levels. As of June 30, 2004, Florida debt continued to be rated Aa2 by Moody's and AA+ by Standard & Poor's, with stable outlooks from both credit agencies.

IN THIS ENVIRONMENT, WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE 12 MONTHS ENDED JUNE 30, 2004?

Our major focus during this reporting period remained on trying to structure the Funds so that they all achieved risk/return profiles to the Florida market generally. When this process is completed, we believe the Funds will be better positioned to produce more consistent returns on net asset value over time as interest rates rise and fall. Of course, share prices and total return on share price over time will be impacted by a variety of factors in addition to movements of the Fund's net asset values.

As noted earlier, municipal issuance in Florida dropped off sharply during the 12-month period, particularly in the first half of 2004. While this meant that it occasionally took longer to make some portfolio adjustments, the total amount of supply remained reasonable and we continued to find opportunities that we believed added value.

The core of our purchase activity focused on attractive securities with defensive structures in the long-intermediate part of the yield curve (i.e., bonds that mature in 15 to 20 years). In many cases, bonds in this part of the curve offered yields similar to those of longer-term bonds with less inherent interest rate risk and greater total return potential. Among the bonds we purchased were several that were trading at premiums to their redemption prices. These higher-coupon bonds may help us to mitigate some of the Funds' risk if interest rates continue to rise. Some of the additions to our portfolios were financed through the sale of bonds with longer maturities (i.e., 30 years).

In addition to improving and standardizing the Funds' yield curve positioning, we also sought to reduce the size of some lower-investment-grade rated holdings in NQF and NUF, the uninsured Funds. Given the supply available at the time these trades were completed, we tended to purchase higher-rated securities. During this period, most of the high-quality issuance in Florida came from the limited tax obligation sector, and we increased our allocations to this sector in each of the Funds.

HOW DID THE FUNDS PERFORM?

Individual results for the Nuveen Florida Funds, as well as for relevant benchmarks, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE
For periods ended 6/30/04
(Annualized)

                          1-YEAR           5-YEAR            10-YEAR
--------------------------------------------------------------------
NQF                        0.95%            6.74%             6.66%
--------------------------------------------------------------------
NUF                        1.29%            6.14%             6.61%
--------------------------------------------------------------------
Lehman Brothers
Municipal
Bond Index2                0.76%            5.87%             6.44%
--------------------------------------------------------------------


INSURED FLORIDA FUNDS
--------------------------------------------------------------------
NFL                        0.46%            6.92%             7.56%
--------------------------------------------------------------------
NWF                       -0.79%            NA                NA
--------------------------------------------------------------------
Lehman Brothers
Insured Municipal
Bond Index2                0.43%            6.15%             6.65%
--------------------------------------------------------------------
Lipper Florida
Municipal Debt
Funds average3             0.22%            6.51%             6.94%
--------------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.

For NFL and NWF, the insurance applies only to the bonds in the Funds' portfolios, and does not guarantee the value or price of the Funds' shares. There can be no assurance as to the ability of any insurer to meet its commitments.

For the 12 months ended June 30, 2004, the total returns on net asset value
(NAV) for NQF and NUF exceeded the return of the Lehman Brothers index. NFL outperformed the Lehman Brothers Insured index, while NWF lagged this measure. NQF, NUF and NFL also outperformed their Lipper Florida peer group, while NWF trailed the Lipper average.

Structure (including duration1), credit quality, and sector allocation were the primary factors affecting the 12-month performance of these four Funds. As previously mentioned, yields rose sharply during the second quarter of 2004 and bond prices fell, impacting the Funds' total returns. In general, the longer a Fund's duration, the more its value was affected by the changes in prevailing interest rates. NWF, which was introduced in November 2002, had the longest duration of any Fund in this report as of June 30, 2004. This was not surprising; recently invested Funds often tend to have longer durations, and, initially, the duration of NWF was intentionally kept longer to provide additional support for its income stream. As a result, the recent rise in yields had a greater impact on the total return of NWF.


1 Duration is a measure of a Fund's net asset value (NAV) volatility in reaction to interest rate movements. Fund duration, also known as leverage-adjusted duration, takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund. References to duration in this commentary are intended to indicate Fund duration unless otherwise noted.

2 The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds, while the Lehman Brothers Insured Municipal Bond Index is an unleveraged, unmanaged national index consisting of a broad range of insured municipal bonds. Results for the Lehman indexes do not reflect any expenses.

3 The Lipper Florida Municipal Debt Funds category average is calculated using the returns of all closed-end exchange-traded funds in this category for each period as follows: 1 year, 17 Funds; 5 years, 12 Funds; and 10 years, 10 Funds. Fund and Lipper returns assume reinvestment of dividends.

On the positive side, the noninsured Funds' performances benefited from their weightings of lower-rated bonds, which outperformed other credit quality sectors as the economy improved, investors' risk tolerance increased, and credit spreads tightened. As of June 30, 2004, NQF and NUF had allocations of BBB and non-rated bonds of 13% each. (As insured Funds, NFL was 100% invested in insured bonds, and NWF, which is allowed to invest up to 20% of its portfolio in uninsured investment-grade securities, held no BBB or non-rated bonds.)

The Funds' allocations to the housing sector, especially multifamily housing, also made a positive contribution to their total returns, as this sector performed well when interest rates began to rise. Among these four Funds, NUF had the heaviest weighting of multifamily housing bonds, at 11% of its portfolio, followed by NFL with 10% and NQF with 7%, while NWF had no securities invested in this sector as of June 30, 2004.

The healthcare sector, in particular lower-rated hospital debt, was also a strong performer over the 12 months, and as of June 30, 2004, all four Funds had healthy allocations to this sector, ranging from 16% in NUF to 13% in NQF, 11% in NWF and 9% in NFL. Both NQF and NUF, for example, held positions in Baa1 bonds issued for Tampa General Hospital, which helped to boost their performance.

HOW ABOUT THE FUNDS' DIVIDENDS AND SHARE PRICES?

With short-term interest rates remaining at historically low levels during this reporting period, the leveraged structures of these four Funds continued to support their dividend-paying capabilities. The extent of this benefit is tied in part to the short-term rates the Funds pay their MuniPreferred(R) shareholders. During periods of low short-term rates, the Funds generally pay relatively lower dividends to their MuniPreferred shareholders, which can leave more earnings to support common share dividends. During this reporting period, this strategy enabled us to increase the dividends of NQF and NFL, while helping to maintain the dividends of NUF and NWF throughout the period. In addition, due to capital gains generated by trading activity as part of our duration management efforts, common shareholders of NQF, NUF and NFL received substantial capital gains and net ordinary income distributions of $0.1984, $0.1432 and $0.1020 per share, respectively, at the end of December 2003.

All of these Funds seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of June 30, 2004, all of the Funds in this report except NWF had positive UNII balances.

As of June 30, 2004, each of these Funds were trading at a discount to its net asset value, and each was trading at a larger discount than its average premium or discount over the course of the 12-month reporting period.

HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF JUNE 30, 2004?

Given the current geopolitical and economic climate, we continued to believe that maintaining strong credit quality was an important requirement. As of the end of June 2004, NQF and NUF continued to offer excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA at 77% and 74%, respectively. NFL continued to be 100% invested in insured and/or U.S. guaranteed securities. NWF, which is allowed to invest up to 20% in uninsured investment-grade quality securities, held 87% of its portfolio in insured bonds as of June 30, 2004.

As of the end of June 2004, potential call exposure for these Funds during 2004-2005 ranged from zero in NWF to 2% in NUF, 3% in NQF and 9% in NFL. The number of actual bond calls in all of the Funds will depend largely on market interest rates.

Nuveen Florida Investment Quality Municipal Fund

NQF

Performance
     OVERVIEW  As of June 30, 2004



FUND SNAPSHOT
------------------------------------
Share Price                   $14.03
------------------------------------
Common Share
Net Asset Value               $14.81
------------------------------------
Premium/(Discount) to NAV     -5.27%
------------------------------------
Market Yield                   7.23%
------------------------------------
Taxable-Equivalent Yield1     10.04%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $245,045
------------------------------------
Average Effective
Maturity (Years)               19.20
------------------------------------
Leverage-Adjusted Duration     10.99
------------------------------------


AVERAGE ANNUAL TOTAL RETURN
(Inception 2/21/91)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
1-Year         -9.61%         0.95%
------------------------------------
5-Year          4.18%         6.74%
------------------------------------
10-Year         5.85%         6.66%
------------------------------------


TOP FIVE SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited           22%
------------------------------------
Healthcare                       13%
------------------------------------
Transportation                   13%
------------------------------------
U.S. Guaranteed                  10%
------------------------------------
Utilities                         9%
------------------------------------


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              65%
AA                               12%
A                                10%
BBB                               4%
NR                                9%


Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jul                           0.0835
Aug                           0.0835
Sep                           0.0835
Oct                           0.0835
Nov                           0.0835
Dec                           0.0845
Jan                           0.0845
Feb                           0.0845
Mar                           0.0845
Apr                           0.0845
May                           0.0845
Jun                           0.0845


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
7/1/03                        16.89
                              16.98
                              16.95
                              16.36
                              14.56
                              15.1
                              14.96
                              14.74
                              14.83
                              15.28
                              15.35
                              15.36
                              15.44
                              15.88
                              15.73
                              15.83
                              15.95
                              15.85
                              16.33
                              16.35
                              16.61
                              16.52
                              16.41
                              16.5
                              16.77
                              17.23
                              16.95
                              16.82
                              16.74
                              16.72
                              16.98
                              16.95
                              16.86
                              16.84
                              16.8
                              16.84
                              16.88
                              16.01
                              15.1
                              14.93
                              14.27
                              13.98
                              13.99
                              14.2
                              14.43
                              14.46
                              14.42
                              14.01
                              14.13
6/30/04                       14.03


1 Taxable equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2003 of $0.1984 per share.

Nuveen Florida Quality Income Municipal Fund
NUF

Performance
     OVERVIEW  As of June 30, 2004



FUND SNAPSHOT
------------------------------------
Share Price                   $13.84
------------------------------------
Common Share
Net Asset Value               $14.81
------------------------------------
Premium/(Discount) to NAV     -6.55%
------------------------------------
Market Yield                   7.20%
------------------------------------
Taxable-Equivalent Yield1     10.00%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $211,659
------------------------------------
Average Effective
Maturity (Years)               19.31
------------------------------------
Leverage-Adjusted Duration     11.12
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 10/17/91)
------------------------------------
         ON SHARE PRICE      ON NAV
------------------------------------
1-Year        -10.29%         1.29%
------------------------------------
5-Year          4.19%         6.14%
------------------------------------
10-Year         6.41%         6.61%
------------------------------------

TOP FIVE SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited           21%
------------------------------------
Healthcare                       16%
------------------------------------
Transportation                   12%
------------------------------------
Housing/Multifamily              11%
------------------------------------
Utilities                        10%
------------------------------------


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              60%
AA                               14%
A                                13%
BBB                               5%
NR                                8%


Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jul                            0.083
Aug                            0.083
Sep                            0.083
Oct                            0.083
Nov                            0.083
Dec                            0.083
Jan                            0.083
Feb                            0.083
Mar                            0.083
Apr                            0.083
May                            0.083
Jun                            0.083


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
7/1/03                        16.43
                              17.01
                              16.68
                              16.18
                              14.43
                              15.12
                              14.5
                              14.72
                              14.77
                              14.85
                              15.08
                              15.31
                              15.42
                              15.39
                              15.55
                              15.63
                              15.65
                              15.75
                              15.98
                              16.01
                              16.29
                              16.41
                              16.08
                              16.22
                              16.69
                              16.9
                              16.61
                              16.64
                              16.52
                              16.54
                              16.4
                              16.58
                              16.74
                              16.89
                              16.58
                              16.7
                              16.29
                              15.46
                              15.35
                              14.63
                              14.25
                              13.55
                              13.68
                              14.02
                              14.18
                              14.17
                              14.1
                              13.9
                              13.77
6/30/04                       13.84


1 Taxable equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable equivalent yield is lower.

2 The Fund also paid shareholders a capital gains and net ordinary income distribution in December 2003 of $0.1432 per share.

Nuveen Insured Florida Premium Income Municipal Fund
NFL

Performance
     OVERVIEW  As of June 30, 2004



FUND SNAPSHOT
------------------------------------
Share Price                   $14.24
------------------------------------
Common Share
Net Asset Value               $15.59
------------------------------------
Premium/(Discount) to NAV     -8.66%
------------------------------------
Market Yield                   6.74%
------------------------------------
Taxable-Equivalent Yield1      9.36%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $223,965
------------------------------------
Average Effective
Maturity (Years)               16.92
------------------------------------
Leverage-Adjusted Duration      8.85
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 12/17/92)
------------------------------------
         ON SHARE PRICE      ON NAV
------------------------------------

1-Year        -11.70%         0.46%
------------------------------------
5-Year          5.62%         6.92%
------------------------------------
10-Year         7.02%         7.56%
------------------------------------

TOP FIVE SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited           30%
------------------------------------
Water and Sewer                  20%
------------------------------------
U.S. Guaranteed                  12%
------------------------------------
Transportation                   12%
------------------------------------
Housing/Multifamily              10%
------------------------------------


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                          88%
Insured and U.S. Guaranteed      12%

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jul                           0.079
Aug                            0.079
Sep                            0.079
Oct                            0.079
Nov                            0.079
Dec                             0.08
Jan                             0.08
Feb                             0.08
Mar                             0.08
Apr                             0.08
May                             0.08
Jun                             0.08


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
7/1/03                        17.35
                              17.3
                              17.12
                              16.5
                              14.95
                              15.65
                              15.73
                              15.3
                              15.19
                              15.35
                              15.36
                              15.85
                              15.82
                              16.19
                              16.01
                              16.08
                              16.51
                              16.61
                              16.85
                              16.7
                              16.81
                              16.66
                              17.03
                              16.83
                              17.08
                              17.16
                              17.31
                              17.05
                              17
                              16.85
                              16.84
                              16.7
                              16.95
                              16.78
                              16.97
                              16.79
                              16.5
                              15.75
                              15.37
                              14.95
                              14.88
                              14.37
                              14.13
                              14.4
                              14.68
                              14.62
                              14.71
                              14.1
                              14.17
6/30/04                       14.24


1 Taxable equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2003 of $0.1020 per share.

Nuveen Insured Florida Tax Free Advantage Municipal Fund
NWF

Performance
     OVERVIEW  As of June 30, 2004



FUND SNAPSHOT
------------------------------------
Share Price                   $12.94
------------------------------------
Common Share
Net Asset Value               $13.78
------------------------------------
Premium/(Discount) to NAV     -6.10%
------------------------------------
Market Yield                   6.68%
------------------------------------
Taxable-Equivalent Yield1      9.28%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $53,504
------------------------------------
Average Effective
Maturity (Years)               20.16
------------------------------------
Leverage-Adjusted Duration     12.86
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/21/02)
------------------------------------
         ON SHARE PRICE      ON NAV
------------------------------------

1-Year        -13.56%        -0.79%
------------------------------------
Since Inception-3.74%         3.23%
------------------------------------

TOP FIVE SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited           51%
------------------------------------
Water and Sewer                  13%
------------------------------------
Healthcare                       11%
------------------------------------
Education and Civic Organizations 8%
------------------------------------
Transportation                    7%
------------------------------------


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                          87%
AAA (uninsured)                   2%
AA (uninsured)                    2%
A (uninsured)                     9%


Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Jul                            0.072
Aug                            0.072
Sep                            0.072
Oct                            0.072
Nov                            0.072
Dec                            0.072
Jan                            0.072
Feb                            0.072
Mar                            0.072
Apr                            0.072
May                            0.072
Jun                            0.072


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
7/1/03                        15.77
                              16.29
                              16.5
                              15.79
                              15
                              15.56
                              15.2
                              14.77
                              15.11
                              15.02
                              15.22
                              15.19
                              15.49
                              15.24
                              14.95
                              15
                              14.94
                              15.08
                              15.22
                              15.21
                              15.15
                              15.21
                              15.37
                              15.46
                              16.06
                              15.74
                              15.95
                              15.8
                              15.9
                              15.86
                              15.91
                              15.82
                              15.98
                              15.98
                              16.03
                              15.86
                              15.45
                              14.78
                              14
                              13.43
                              13.24
                              13.01
                              12.49
                              12.73
                              13.3
                              13.34
                              13.05
                              12.96
                              13.09
6/30/04                       12.94

1 Taxable equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable equivalent yield is lower.

Report of
   INDEPENDENT REGISTERED
   PUBLIC ACCOUNTING FIRM



THE BOARDS OF TRUSTEES AND SHAREHOLDERS
NUVEEN FLORIDA INVESTMENT QUALITY MUNICIPAL FUND
NUVEEN FLORIDA QUALITY INCOME MUNICIPAL FUND
NUVEEN INSURED FLORIDA PREMIUM INCOME MUNICIPAL FUND
NUVEEN INSURED FLORIDA TAX-FREE ADVANTAGE MUNICIPAL FUND

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Florida Investment Quality Municipal Fund, Nuveen Florida Quality Income Municipal Fund, Nuveen Insured Florida Premium Income Municipal Fund, and Nuveen Insured Florida Tax-Free Advantage Municipal Fund as of June 30, 2004, and the related statements of operations, changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen Florida Investment Quality Municipal Fund, Nuveen Florida Quality Income Municipal Fund, Nuveen Insured Florida Premium Income Municipal Fund, and Nuveen Insured Florida Tax-Free Advantage Municipal Fund at June 30, 2004 and the results of their operations, changes in their net assets and their financial highlights for the periods indicated therein in conformity with U.S. generally accepted accounting principles.

                                                            /s/Ernst & Young LLP

Chicago, Illinois
August 13, 2004


                            Nuveen Florida Investment Quality Municipal Fund (NQF)
                            Portfolio of
                                    INVESTMENTS June 30, 2004
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 1.7%

$       5,000   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $    4,060,950
                 Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 3.7%

        1,295   Broward County Educational Facilities Authority, Florida,             4/14 at 100.00         AAA          1,393,679
                 Revenue Bonds, Nova Southeastern University, Series 2004A,
                 5.250%, 4/01/16 - AMBAC Insured

        2,000   Broward County Educational Facilities Authority, Florida,             4/14 at 100.00         BBB          2,003,220
                 Revenue Bonds, Nova Southeastern University, Series 2004B,
                 5.625%, 4/01/34

        3,000   Florida, Board of Education Lottery Revenue Bonds,                    1/13 at 101.00         AAA          3,199,770
                 Series 2002C, 5.000%, 1/01/15 - MBIA Insured

        2,290   Miami-Dade County Educational Facilities Authority, Florida,          4/14 at 100.00         AAA          2,369,371
                 Revenue Bonds, University of Miami, Series 2004A,
                 5.000%, 4/01/19 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 19.4%

        4,600   Highlands County Health Facilities Authority, Florida, Hospital      11/11 at 101.00           A          4,757,872
                 Revenue Bonds, Adventist Health System/Sunbelt Obligated
                 Group, Series 2001A, 6.000%, 11/15/31

                Hillsborough County Industrial Development Authority, Florida,
                Hospital Revenue Bonds, Tampa General Hospital, Series 2003B:
        1,000    5.250%, 10/01/28                                                    10/13 at 100.00        Baa1            955,700
        2,330    5.250%, 10/01/34                                                    10/13 at 100.00        Baa1          2,208,630

        2,345   Leesburg, Florida, Hospital Revenue Bonds, Leesburg Regional          7/12 at 100.00           A          2,318,361
                 Medical Center Project, Series 2002, 5.375%, 7/01/22

        3,000   Miami-Dade County Health Facilities Authority, Florida,               8/11 at 101.00         AAA          3,001,800
                 Hospital Revenue Refunding Bonds, Miami  Children's Hospital
                 Project, Series 2001A, 5.125%, 8/15/26 - AMBAC Insured

        6,000   North Broward Hospital District, Florida, Revenue and                 1/11 at 101.00          A-          6,207,300
                 Improvement Bonds, Series 2001, 6.000%, 1/15/31

        6,000   Orange County Health Facilities Authority, Florida, Hospital         11/10 at 101.00           A          6,369,240
                 Revenue Bonds, Adventist Health System/Sunbelt Obligated
                 Group, Series 2000, 6.500%, 11/15/30

        3,695   Orange County Health Facilities Authority, Florida, Hospital         12/12 at 100.00           A          3,775,108
                 Revenue Bonds, Orlando Regional Healthcare System,
                 Series 2002, 5.750%, 12/01/27

                Palm Beach County Health Facilities Authority, Florida, Hospital
                Revenue Refunding Bonds, BRCH Corporation Obligated Group,
                Series 2001:
        2,500    5.500%, 12/01/21                                                    12/11 at 101.00           A          2,546,225
        2,340    5.625%, 12/01/31                                                    12/11 at 101.00           A          2,347,652

        7,500   Pinellas County Health Facilities Authority, Florida, Revenue         5/13 at 100.00          A1          7,528,200
                 Bonds, Baycare Health System, Series 2003, 5.500%, 11/15/33

        5,375   South Broward Hospital District, Florida, Hospital Revenue            5/12 at 101.00         Aa3          5,513,729
                 Bonds, Series 2002, 5.625%, 5/01/32


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 11.4%

       10,875   Broward County Housing Finance Authority, Florida,                    7/09 at 102.00         N/R         11,745,000
                 Multifamily Housing Revenue Bonds, Pier Club Apartments
                 Project, Series 1999, 7.000%, 7/01/34

        1,090   Broward County Housing Finance Authority, Florida,                    5/10 at 101.00         AAA          1,114,917
                 Multifamily Housing Revenue Bonds, Emerald Palms
                 Apartments Project, Series 2001A, 5.600%, 7/01/21
                 (Alternative Minimum Tax)

          590   Florida Housing Finance Agency, General Mortgage Revenue             12/04 at 101.00         AAA            596,478
                 Refunding Bonds, Series 1992A, 6.400%, 6/01/24

        2,500   Florida Housing Finance Agency, Housing Revenue Bonds,                9/06 at 102.00         AAA          2,579,050
                 Mariner Club Apartments Project, Series 1996K-1,
                 6.375%, 9/01/36 (Alternative Minimum Tax) - AMBAC Insured

        9,940   Florida Housing Finance Corporation, Revenue Bonds, Pembroke          2/16 at 100.00         N/R          8,747,200
                 Apartments, Series 2001B, 7.750%, 2/01/41

        3,050   Florida Housing Finance Corporation, Revenue Bonds, Mission           1/12 at 100.00         AAA          3,097,855
                 Bay Apartments, Series 2001N, 5.500%, 7/15/29 (Alternative
                 Minimum Tax)


                                       15


                            Nuveen Florida Investment Quality Municipal Fund (NQF) (continued)
                                 Portfolio of INVESTMENTS June 30, 2004
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 3.9%

$       5,155   Florida Housing Finance Agency, Homeowner Mortgage                    1/06 at 102.00          AA     $    5,302,021
                 Revenue Bonds, Refunding/New Money Issue, Series 1995-2,
                 6.200%, 7/01/27 (Alternative Minimum Tax)

        1,230   Florida Housing Finance Agency, Homeowner Mortgage Revenue            1/07 at 102.00          AA          1,276,506
                 Bonds, Refunding/New Money Issue, Series 1996-2,
                 6.350%, 7/01/28 (Alternative Minimum Tax)

        2,025   Florida Housing Finance Agency, Homeowner Mortgage                    7/07 at 102.00         AAA          2,079,837
                 Revenue Bonds, Series 1997-2, 5.900%, 7/01/29 (Alternative
                 Minimum Tax) - MBIA Insured

          495   Manatee County Housing Finance Authority, Florida, Single            11/05 at 102.00         Aaa            513,305
                 Family Mortgage Revenue Bonds, Series 1994 - Subseries 3,
                 7.600%, 11/01/26 (Alternative Minimum Tax)

          450   Housing Finance Authority of Manatee County, Florida, Single          5/06 at 105.00         Aaa            472,806
                 Family Mortgage Revenue Bonds, Series 1996 - Subseries 1,
                 7.450%, 5/01/27 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 5.6%

       13,000   Hillsborough County Industrial Development Authority, Florida,        4/10 at 101.00         N/R         13,641,680
                 Exempt Facilities Revenue Bonds, National Gypsum Company
                 Apollo Beach Project, Series 2000B, 7.125%, 4/01/30
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 11.0%

        9,230   Florida State Board of Education, Full Faith and Credit, Public       6/11 at 101.00         AAA          9,253,444
                 Education Capital Outlay Bonds, Series 2001C,
                 5.125%, 6/01/31 - FGIC Insured

        1,500   Florida State Board of Education, Full Faith and Credit Public        6/12 at 101.00         AAA          1,529,685
                 Education Capital Outlay Bonds, Series 2002F,
                 5.000%, 6/01/22 - MBIA Insured

        2,080   Florida State Board of Education, Full Faith and Credit Public        6/13 at 100.00         AAA          2,136,410
                 Education Capital Outlay Bonds, Series 2003J,
                 5.000%, 6/01/21 - AMBAC Insured

        8,000   Florida State Board of Education, Full Faith and Credit, Public       6/12 at 100.00         AA+          8,619,040
                 Education Capital Outlay Refunding Bonds, Series 2002D,
                 5.375%, 6/01/16

                Reedy Creek Improvement District, Orange and Osceola Counties,
                Florida, General Obligation Bonds, Series 2004A:
        3,510    5.000%, 6/01/19 - MBIA Insured                                       4/14 at 100.00         AAA          3,642,854
        1,750    5.000%, 6/01/20 - MBIA Insured                                       4/14 at 100.00         AAA          1,805,090


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 34.2%

                Miami-Dade County, Florida, Beacon Tradeport Community
                Development District, Special Assessment Bonds, Commercial
                Project, Series 2002A:
        2,365    5.250%, 5/01/16 - RAAI Insured                                       5/12 at 102.00          AA          2,472,040
        1,700    5.625%, 5/01/32 - RAAI Insured                                       5/12 at 102.00          AA          1,754,944

        5,625   Broward County School Board, Florida, Certificates of                 7/14 at 100.00         AAA          5,996,813
                 Participation, Series 2004C, 5.250%, 7/01/18 (DD, settling
                 7/01/04) - FSA Insured

        1,000   Escambia County, Florida, Sales Tax Revenue Refunding Bonds,         10/12 at 101.00         AAA          1,025,630
                 Series 2002, 5.000%, 10/01/21 - AMBAC Insured

                Florida Intergovernmental Finance Commission, Capital Revenue
                Bonds, Daytona Beach Community Redevelopment Agency, Series
                2001C-1:
        1,280    5.000%, 2/01/20 - AMBAC Insured                                      8/11 at 100.00         Aaa          1,309,491
        5,000    5.125%, 2/01/31 - AMBAC Insured                                      8/11 at 100.00         Aaa          4,999,750

        5,000   Florida Ports Financing Commission, Revenue Bonds, State              6/07 at 101.00         AAA          5,045,300
                 Transportation Trust Fund, Series 1996, 5.375%, 6/01/27
                 (Alternative Minimum Tax) - MBIA Insured

        1,685   Florida Municipal Loan Council, Revenue Bonds, Series 2003A,          5/13 at 100.00         AAA          1,711,960
                 5.000%, 5/01/22 - MBIA Insured

        5,000   Hernando County, Florida, Criminal Justice Complex Financing            No Opt. Call         AAA          6,527,950
                 Program, Series 1986, 7.650%, 7/01/16 - FGIC Insured

        2,000   Jacksonville, Florida, Guaranteed Entitlement Revenue                10/12 at 100.00         AAA          2,037,080
                 Refunding and Improvement Bonds, Series 2002,
                 5.000%, 10/01/22 - FGIC Insured

        5,015   Jacksonville, Florida, Better Jacksonville Sales Tax Revenue         10/13 at 100.00         AAA          5,271,517
                 Bonds, Series 2003, 5.250%, 10/01/21 - MBIA Insured


                                       16

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                Orlando Community Redevelopment Agency, Florida, Tax Increment
                Bonds, Republic Drive-Universal Boulevard/I-4 Interchange
                Project, Series 2002:
$       1,375    5.125%, 4/01/19 - AMBAC Insured                                      4/12 at 100.00         AAA     $    1,423,799
        1,495    5.125%, 4/01/20 - AMBAC Insured                                      4/12 at 100.00         AAA          1,541,166
        1,225    5.125%, 4/01/21 - AMBAC Insured                                      4/12 at 100.00         AAA          1,258,014

          575   Osceola County Industrial Development Authority, Florida,             8/11 at 101.00         AAA            578,968
                 Industrial Development Revenue Bonds, P.M. Wells Charter
                 School Project, Series 2001A, 5.000%, 8/01/23 - MBIA Insured

                Osceola County, Florida, Transportation Revenue Bonds, Osceola
                Parkway, Series 2004:
        3,660    5.000%, 4/01/21 - MBIA Insured                                       4/14 at 100.00         Aaa          3,757,832
        4,000    5.000%, 4/01/23 - MBIA Insured                                       4/14 at 100.00         Aaa          4,063,000

        8,330   Palm Beach County School Board, Florida, Certificates of              8/12 at 100.00         AAA          8,258,195
                 Participation, Series 2002D, 5.000%, 8/01/28 - FSA Insured

        2,560   Palm Beach County School Board, Florida, Certificates of              8/14 at 100.00         AAA          2,593,306
                Participation, Series 2004A, 5.000%, 8/01/23 - FGIC Insured

                Pasco County School Board, Florida, Certificates of Participation,
                Series 2004A:
        1,000    5.000%, 8/01/19 - AMBAC Insured                                        No Opt. Call         AAA          1,030,730
        2,335    5.000%, 8/01/21 - AMBAC Insured                                      8/14 at 100.00         AAA          2,380,322

        2,500   Polk County School District, Florida, Sales Tax Revenue Bonds,       10/14 at 100.00         AAA          2,681,150
                 Series 2004, 5.250%, 10/01/18 - FSA Insured

        2,750   St. John's County, Florida, Transportation Improvement Revenue       10/13 at 100.00         AAA          2,791,525
                 Bonds, Series 2003, 5.000%, 10/01/23 - AMBAC Insured

                Tampa Sports Authority, Florida, Special Purpose Bonds, State
                Sales Tax Payment, Tampa Bay Arena Project, Series 1995:
        1,250    5.750%, 10/01/20 - MBIA Insured                                        No Opt. Call         AAA          1,421,663
        2,585    5.750%, 10/01/25 - MBIA Insured                                        No Opt. Call         AAA          2,878,397

        8,605   Volusia County School Board, Florida, Sales Tax Revenue              10/12 at 100.00         AAA          9,356,647
                 Bonds, Series 2002, 5.375%, 10/01/15 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 19.3%

       11,500   Broward County, Florida, Airport System Revenue Bonds,               10/11 at 101.00         AAA         11,525,760
                 Series 2001J-1, 5.250%, 10/01/26 (Alternative Minimum
                 Tax) - AMBAC Insured

        3,500   Dade County, Florida, Aviation Revenue Bonds, Series 1996A,          10/06 at 102.00         AAA          3,605,490
                 5.750%, 10/01/26 (Alternative Minimum Tax) - MBIA Insured

       12,000   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/09 at 101.00         AAA         11,794,560
                 Revenue Bonds, Series 1999A, 5.125%, 10/01/28 (Alternative
                 Minimum Tax) - FGIC Insured

        4,000   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/12 at 100.00         AAA          4,031,800
                 Revenue Bonds, Series 2002B, 5.125%, 10/01/21 (Alternative
                 Minimum Tax) - FSA Insured

        2,590   Hillsborough County Aviation Authority, Florida, Revenue             10/06 at 102.00         AAA          2,795,258
                 Bonds, Tampa International Airport, Series 1996A,
                 6.000%, 10/01/23 (Alternative Minimum Tax) - FGIC Insured

        3,500   Hillsborough County Aviation Authority, Florida, Revenue             10/06 at 102.00         AAA          3,759,910
                 Bonds, Tampa International Airport, Series 1996B,
                 5.875%, 10/01/23 - FGIC Insured

        2,090   Lee County, Florida, Transportation Facilities Revenue Bonds,        10/14 at 100.00         AAA          2,172,325
                 Series 2004B, 5.000%, 10/01/19 - AMBAC Insured

        1,750   Miami-Dade County Industrial Development Authority, Florida,         10/09 at 101.00         AAA          1,874,635
                 Industrial Development Revenue Bonds, Airis Miami II LLC -
                 Miami International Airport, Series 1999, 6.000%, 10/15/25
                 (Alternative Minimum Tax) - AMBAC Insured

        5,390   Miami-Dade County, Florida, Aviation Revenue Bonds, Miami            10/12 at 100.00         AAA          5,796,298
                 International Airport, Series 2002, 5.750%, 10/01/18
                 (Alternative Minimum Tax) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 15.8%

        7,225   Dade County, Florida, Special Obligation and Refunding                10/08 at 48.83         AAA          3,078,139
                 Bonds, Series 1996B, 0.000%, 10/01/20 (Pre-refunded to
                 10/01/08) - AMBAC Insured

       20,000   Escambia County Health Facilities Authority, Florida, Revenue        11/09 at 101.00         AAA         22,732,400
                 Bonds, Ascension Health Credit Group, Series 1999A-2,
                 6.000%, 11/15/31 (Pre-refunded to 11/15/09)



                                       17


                            Nuveen Florida Investment Quality Municipal Fund (NQF) (continued)
                                 Portfolio of INVESTMENTS June 30, 2004
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (continued)

$       6,955   Florida State Board of Education, Full Faith and Credit Public        6/05 at 101.00         AAA     $    7,304,767
                 Education Capital Outlay Bonds, Series 1993F,
                 6.000%, 6/01/20 (Pre-refunded to 6/01/05)

        1,400   Pembroke Pines, Florida, Capital Improvement Revenue                 10/04 at 102.00         AAA          1,444,240
                 Bonds, Series 1995, 6.000%, 10/01/25 (Pre-refunded to
                 10/01/04) - AMBAC Insured

        3,570   Seminole County, Florida, Water and Sewer Revenue Refunding             No Opt. Call         AAA          4,188,574
                 and Improvement Bonds, Series 1992, 6.000%, 10/01/19 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 14.2%

        4,330   Hillsborough County Industrial Development Authority,                10/12 at 100.00        Baa2          4,339,786
                 Florida, Pollution Control Revenue Bonds, Tampa Electric
                 Company Project, Series 2002, 5.100%, 10/01/13

        1,050   Jacksonville Beach, Florida, Utility Revenue Refunding Bonds,        10/10 at 100.00         Aaa          1,091,548
                 Series 2002, 5.000%, 4/01/17 - AMBAC Insured

        4,250   Lakeland, Florida, Energy System Refunding Revenue Bonds,               No Opt. Call         AAA          4,898,635
                 Series 1999C, 6.050%, 10/01/11 - FSA Insured

        7,345   Orlando Utilities Commission, Florida, Water and Electric            10/11 at 101.00         Aa1          7,780,485
                 Revenue Refunding Bonds, Series 2001, 5.250%, 10/01/18

        5,000   Orlando Utilities Commission, Florida, Water and Electric            10/12 at 100.00         Aa1          5,296,450
                 Revenue Refunding Bonds, Series 2002C, 5.250%, 10/01/18

        5,000   Orlando Utilities Commission, Florida, Water and Electric               No Opt. Call         Aa1          5,711,000
                 Revenue Refunding Bonds, Series 1992, 6.000%, 10/01/10

        5,550   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/12 at 101.00         AAA          5,635,193
                 Series 2002II, 5.125%, 7/01/26 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 13.4%

        3,310   Cocoa, Florida, Water and Sewer System Refunding Revenue                No Opt. Call         AAA          3,632,593
                 Bonds, Series 2003, 5.500%,  10/01/23 - AMBAC Insured

                Hollywood, Florida, Water and Sewer Revenue Refunding
                and Improvement Bonds, Series 2003:
        2,000    5.000%, 10/01/19 - FSA Insured                                      10/13 at 100.00         Aaa          2,072,560
        3,390    5.000%, 10/01/21 - FSA Insured                                      10/13 at 100.00         Aaa          3,476,886

        1,000   Jacksonville, Florida, Water and Sewer Revenue Bonds,                 8/05 at 102.00         AAA          1,059,940
                 United Water Florida Project, Series 1995, 6.350%, 8/01/25
                 (Alternative Minimum Tax) - AMBAC Insured

        1,525   Lee County, Florida, Water and Sewer Revenue Refunding               10/13 at 100.00         Aaa          1,571,025
                 Bonds, Series 2003A, 5.000%, 10/01/20 - MBIA Insured

        8,300   Miami-Dade County, Florida, Water and Sewer System Revenue           10/09 at 101.00         AAA          8,211,273
                 Bonds, Series 1999A, 5.000%, 10/01/29 - FGIC Insured

        1,175   Naples, Florida, Water and Sewer Revenue Bonds,                       9/12 at 100.00         Aa2          1,248,144
                 Series 2002, 5.000%, 9/01/14

        2,060   Polk County, Florida, Utility System Revenue Bonds,                  10/13 at 100.00         Aaa          2,154,307
                 Series 2003, 5.250%, 10/01/22 - FGIC Insured

        1,680   Seminole County, Florida, Water and Sewer Revenue                       No Opt. Call         AAA          1,951,757
                 Refunding and Improvement Bonds, Series 1992,
                 6.000%, 10/01/19 - MBIA Insured

        5,000   Sunrise, Florida, Utility System Revenue Refunding Bonds,            10/18 at 100.00         AAA          5,019,900
                 Series 1998, 5.000%, 10/01/28 - AMBAC Insured

                Winter Springs, Florida, Water and Sewer Revenue Refunding
                Bonds, Series 2001:
          700    5.250%, 4/01/16 - MBIA Insured                                       4/11 at 101.00         AAA            747,423
        1,585    5.000%, 4/01/20 - MBIA Insured                                       4/11 at 101.00         AAA          1,626,350
------------------------------------------------------------------------------------------------------------------------------------
$     366,375   Total Long-Term Investments (cost $362,913,240) - 153.6%                                                376,506,585
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.3%                                                                        538,462
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (53.9)%                                                       (132,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  245,045,047
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.

                    N/R  Investment is not rated.

                    (DD) Security purchased on a delayed delivery basis.

                                 See accompanying notes to financial statements.

                            Nuveen Florida Quality Income Municipal Fund (NUF)
                            Portfolio of
                                    INVESTMENTS June 30, 2004
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 7.5%

                Broward County Educational Facilities Authority, Florida,
                Revenue Bonds, Nova Southeastern University, Series 2004B:
$       1,000    5.500%, 4/01/24                                                      4/14 at 100.00         BBB     $    1,001,400
          500    5.625%, 4/01/34                                                      4/14 at 100.00         BBB            500,805

        2,345   FSU Financial Assistance, Inc., Florida, General Revenue             10/14 at 100.00         AAA          2,480,799
                 Bonds, Educational and Athletic Facilities Improvements,
                 Series 2004, 5.000%, 10/01/16 - AMBAC Insured

        4,965   Florida, Board of Education Lottery Revenue Bonds,                    7/11 at 101.00         AAA          5,098,360
                 Series 2001B, 5.000%, 7/01/20 - FGIC Insured

        2,685   Florida, Board of Education Lottery Revenue Bonds,                    1/13 at 101.00         AAA          2,863,794
                 Series 2002C, 5.000%, 1/01/15 - MBIA Insured

        3,905   Miami-Dade County Educational Facilities Authority, Florida,          4/14 at 100.00         AAA          4,015,551
                 Revenue Bonds, University of Miami, Series 2004A,
                 5.000%, 4/01/20 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 24.8%

        1,500   Citrus County Hospital Board, Florida, Revenue Bonds, Citrus          8/13 at 100.00        Baa3          1,525,785
                 Memorial Hospital, Series 2002 Refunding, 6.375%, 8/15/32

        2,600   Highlands County Health Facilities Authority, Florida, Hospital      11/11 at 101.00           A          2,689,232
                 Revenue Bonds, Adventist Health System/Sunbelt Obligated
                 Group, Series 2001A, 6.000%, 11/15/31

                Hillsborough County Industrial Development Authority, Florida,
                Hospital Revenue Bonds, Tampa General Hospital, Series 2003B:
          500    5.250%, 10/01/28                                                    10/13 at 100.00        Baa1            477,850
        1,590    5.250%, 10/01/34                                                    10/13 at 100.00        Baa1          1,507,177

        8,500   Jacksonville Economic Development Commission, Florida,               11/11 at 101.00          AA          8,632,175
                 Healthcare Facilities Revenue Bonds, Mayo Clinic,
                 Series 2001A, 5.500%, 11/15/36

        5,000   Jacksonville Health Facilities Authority, Florida, Revenue           11/12 at 101.00          AA          4,941,500
                 Bonds, Ascension Health Credit Group, Series 2002A,
                 5.250%, 11/15/32

        9,000   North Broward Hospital District, Florida, Revenue and                 1/11 at 101.00          A-          9,310,950
                 Improvement Bonds, Series 2001, 6.000%, 1/15/31

        6,000   Orange County Health Facilities Authority, Florida, Hospital         12/12 at 100.00           A          6,117,900
                 Revenue Bonds, Orlando Regional Healthcare System,
                 Series 2002, 5.750%, 12/01/32

        5,000   Orange County Health Facilities Authority, Florida, Hospital         11/12 at 101.00           A          5,033,500
                 Revenue Bonds, Adventist Health System/Sunbelt Obligated
                 Group, Series 2002, 5.250%, 11/15/18

        7,500   Pinellas County Health Facilities Authority, Florida, Revenue         5/13 at 100.00          A1          7,528,200
                 Bonds, Baycare Health System, Series 2003, 5.500%, 11/15/33

        4,625   South Broward Hospital District, Florida, Hospital Revenue            5/12 at 101.00         Aa3          4,744,371
                 Bonds, Series 2002, 5.625%, 5/01/32


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 16.7%

                Broward County Housing Finance Authority, Florida, GNMA
                Collateralized Multifamily Housing Revenue Refunding Bonds,
                Tamarac Pointe Apartments Project, Series 1996:
        1,500    6.250%, 7/01/26                                                      7/06 at 102.00         AAA          1,560,150
        1,000    6.300%, 1/01/32                                                      7/06 at 102.00         AAA          1,038,290

        9,600   Broward County Housing Finance Authority, Florida,                    6/09 at 102.00         N/R          8,515,104
                 Multifamily Housing Revenue Bonds, Pembroke Gardens
                 Project, Series 1999, 6.150%, 6/01/39 (Alternative
                 Minimum Tax) (Mandatory put 6/01/29)

          515   Florida Housing Finance Agency, General Mortgage Revenue             12/04 at 101.00         AAA            520,655
                 Refunding Bonds, Series 1992A, 6.400%, 6/01/24

        1,000   Florida Housing Finance Agency, Housing Revenue Bonds,               10/05 at 102.00         AAA          1,022,630
                 Holly Cove Apartment Project, Series 1995F,
                 6.150%, 10/01/25 (Alternative Minimum Tax) -
                 AMBAC Insured

        3,170   Florida Housing Finance Corporation, Housing Revenue                 12/08 at 102.00          A+          3,096,044
                 Refunding Bonds, Hunters Ridge at Deerwood Apartments,
                 Series 1998-0, 5.300%, 12/01/28

        5,790   Florida Housing Finance Corporation, Housing Revenue                 10/10 at 102.00         Aaa          6,004,635
                 Bonds, Villa de Mallorca Apartments, Series 2000H-1,
                 6.000%, 7/01/33 (Alternative Minimum Tax)


                                       19


                            Nuveen Florida Quality Income Municipal Fund (NUF) (continued)
                                  Portfolio of INVESTMENTS June 30, 2004
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

$       7,425   Florida Housing Finance Corporation, Revenue Bonds,                   2/16 at 100.00         N/R     $    6,534,000
                 Pembroke Apartments, Series 2001B, 7.750%, 2/01/41

        3,630   Miami-Dade County Housing Finance Authority, Florida,                 1/11 at 102.00         AAA          3,717,229
                 Multifamily Revenue Bonds, Sunset Bay Apartments
                 Project, Series 2000-5A, 5.950%, 7/01/30 (Alternative
                 Minimum Tax) - FSA Insured

        3,240   Pinellas County Housing Finance Authority, Florida,                   1/08 at 100.00         AAA          3,407,411
                 Multifamily Housing Revenue Bonds, Emerald Bay
                 Apartments Project, Series 1998A, 5.000%, 4/01/28 (Alternative
                 Minimum Tax) (Mandatory put 4/01/08)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 3.4%

        2,020   Broward County Housing Finance Authority, Florida, Single              4/09 at 25.51         Aaa            373,639
                 Family Mortgage Revenue Refunding Bonds, Series 2000B,
                 0.000%, 4/01/29 (Alternative Minimum Tax)

        1,625   Broward County Housing Finance Authority, Florida, Single              4/10 at 25.36         Aaa            290,924
                 Family Mortgage Revenue Bonds, Series 2001C,
                 0.000%, 4/01/33 (Alternative Minimum Tax)

        2,635   Florida Housing Finance Agency, Homeowner Mortgage                    1/06 at 102.00          AA          2,710,150
                 Revenue Bonds, Refunding/New Money Issue, Series 1995-2,
                 6.200%, 7/01/27 (Alternative Minimum Tax)

          475   Florida Housing Finance Agency, Home Ownership Revenue                  No Opt. Call         AAA            513,751
                 Refunding Bonds, Series 1987-G1, 8.595%, 11/01/17

          485   Lee County Housing Finance Authority, Florida, Single                 3/07 at 105.00         Aaa            504,031
                 Family Mortgage Revenue Bonds, Multi-County Program,
                 Series 1997A, Subseries 1, 7.200%, 3/01/27 (Alternative
                 Minimum Tax)

          225   Miami-Dade County Housing Authority, Florida, Home Owner              4/08 at 101.50         Aaa            232,110
                 Mortgage Revenue Bonds, Series 1999A-1, 5.550%, 10/01/19
                 (Alternative Minimum Tax)

        1,590   Orange County Housing Finance Authority, Florida, Single              4/06 at 102.00         AAA          1,635,744
                 Family Mortgage Revenue Bonds, Series 1996A,
                 6.300%, 4/01/28 (Alternative Minimum Tax)

          900   Orange County Housing Finance Authority, Florida, Single              9/07 at 102.00         AAA            904,806
                 Family Mortgage Revenue Bonds, Series 1997B,
                 5.100%, 9/01/27 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 3.5%

        7,285   Atlantic Beach, Florida, Health Care Facilities Revenue              10/09 at 101.00           A          7,510,544
                 Refunding Bonds, Fleet Landing Project, Series 1999,
                 5.750%, 10/01/18 - ACA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 5.0%

       10,000   Hillsborough County Industrial Development Authority, Florida,        4/10 at 101.00         N/R         10,493,600
                 Exempt Facilities Revenue Bonds, National  Gypsum Company,
                 Apollo Beach Project, Series 2000B, 7.125%, 4/01/30
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 11.6%

        4,940   Florida State Board of Education, Full Faith and Credit, Public       6/11 at 101.00         AAA          4,955,709
                 Education Capital Outlay Bonds, Series 2001C,
                 5.125%, 6/01/29 - FGIC Insured

       15,925   Florida State Board of Education, Full Faith and Credit Public        6/12 at 101.00         AAA         16,392,080
                 Education Capital Outlay Bonds, Series 2002B,
                 5.000%, 6/01/20 - MBIA Insured

        3,240   Reedy Creek Improvement District, Orange and Osceola                  4/14 at 100.00         AAA          3,308,753
                 Counties, Florida, General Obligation Bonds, Series 2004A,
                 5.000%, 6/01/22 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 31.7%

        1,000   Alachua County School Board, Florida, Certificates of                 7/11 at 101.00         Aaa          1,019,480
                 Participation, Series 2001, 5.000%, 7/01/21 - AMBAC Insured

                Miami-Dade County, Florida, Beacon Tradeport Community
                Development District, Special Assessment Bonds, Commercial
                Project, Series 2002A:
        1,975    5.500%, 5/01/22 - RAAI Insured                                       5/12 at 102.00          AA          2,046,179
          850    5.625%, 5/01/32 - RAAI Insured                                       5/12 at 102.00          AA            877,472

        3,870   Broward County School Board, Florida, Certificates of                 7/14 at 100.00         AAA          4,084,166
                 Participation, Series 2004C, 5.250%, 7/01/20 - FSA Insured

        1,290   Escambia County, Florida, Tourist Development Refunding              10/12 at 100.00         AAA          1,338,014
                 Revenue Bonds, Series 2002, 5.000%, 10/01/18 -
                 MBIA Insured

        8,425   Florida Department of Environmental Protection, Florida               7/13 at 101.00         AAA          8,750,963
                 Forever Revenue Bonds, Series 2003C, 5.000%, 7/01/19 -
                 AMBAC Insured


                                       20

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
$       1,040    0.000%, 11/01/25 - MBIA Insured                                        No Opt. Call         AAA     $      321,079
        1,590    0.000%, 11/01/26 - MBIA Insured                                        No Opt. Call         AAA            458,556

        3,145   Jacksonville, Florida, Excise Taxes Revenue Refunding Bonds,         10/13 at 100.00         AAA          3,318,038
                 Series 2003C, 5.250%, 10/01/18 (Alternative Minimum Tax) -
                 MBIA Insured

        2,230   Jacksonville, Florida, Guaranteed Entitlement Revenue                10/12 at 100.00         AAA          2,282,070
                 Refunding and Improvement Bonds, Series 2002,
                 5.000%, 10/01/21 - FGIC Insured

        1,000   Jacksonville, Florida, Local Government Sales Tax Revenue               No Opt. Call         AAA          1,122,130
                 Refunding Bonds, Series 2001, 5.500%, 10/01/14 -
                 FGIC Insured

        1,430   Jacksonville, Florida, Better Jacksonville Sales Tax Revenue         10/11 at 100.00         AAA          1,447,675
                 Bonds, Series 2001, 5.000%, 10/01/23 - AMBAC Insured

        2,750   Jacksonville, Florida, Local Government Sales Tax Revenue            10/12 at 100.00         AAA          2,956,333
                 Refunding and Improvement Bonds, Series 2002,
                 5.375%, 10/01/17 - FGIC Insured

        5,130   Manatee County School District, Florida, Sales Tax Revenue           10/13 at 100.00         AAA          5,399,428
                 Bonds, Series 2003, 5.000%, 10/01/17 - AMBAC Insured

        2,475   Northern Palm Beach County Improvement District, Florida,             8/10 at 102.00          AA          2,690,325
                 Revenue Bonds, Water Control and Improvement Development
                 Unit 19, Series 2000, 6.100%, 8/01/21 - RAAI Insured

        2,000   Opa-Locka, Florida, Capital Improvement Revenue Bonds,                7/04 at 102.00         AAA          2,046,720
                 Series 1994, 6.125%, 1/01/24 - FGIC Insured

                Orange County, Florida, Sales Tax Revenue Bonds, Series 2002A:
        3,265    5.125%, 1/01/20 - FGIC Insured                                       1/13 at 100.00         AAA          3,385,674
        3,400    5.125%, 1/01/23 - FGIC Insured                                       1/13 at 100.00         AAA          3,477,588

        2,040   Palm Beach County School Board, Florida, Certificates of              8/12 at 100.00         AAA          2,133,514
                 Participation, Series 2002D, 5.250%, 8/01/21 - FSA Insured

        1,500   Palm Beach County School Board, Florida, Certificates of              8/14 at 100.00         AAA          1,527,900
                 Participation, Series 2004A, 5.000%, 8/01/22 - FGIC Insured

        1,000   Pasco County, Florida, Sales Tax Revenue Bonds, Series 2003,         12/13 at 100.00         Aaa          1,049,370
                 5.000%, 12/01/17 - AMBAC Insured

        2,000   Puerto Rico Public Finance Corporation, Commonwealth                    No Opt. Call         AAA          2,299,180
                 Appropriation Bonds, Series 2002E, 6.000%, 8/01/26

       11,815   Volusia County School Board, Florida, Sales Tax Revenue              10/12 at 100.00         AAA         12,910,959
                 Bonds, Series 2002, 5.375%, 10/01/14 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 17.6%

        2,225   Broward County, Florida, Airport System Revenue Bonds,               10/11 at 101.00         AAA          2,268,833
                 Series 2001J-1, 5.250%, 10/01/21 (Alternative Minimum
                 Tax) - AMBAC Insured

       12,000   Dade County, Florida, Aviation Revenue Bonds, Series 1996A,          10/06 at 102.00         AAA         12,361,680
                 5.750%, 10/01/26 (Alternative Minimum Tax) - MBIA Insured

        1,500   Dade County, Florida, Aviation Revenue Bonds, Series 1995B,          10/05 at 102.00         AAA          1,588,260
                 6.000%, 10/01/24 (Alternative Minimum Tax) - MBIA Insured

        3,500   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/07 at 101.00         AAA          3,522,820
                 Revenue Bonds, Series 1997, 5.250%, 10/01/23 (Alternative
                 Minimum Tax) - FGIC Insured

        4,000   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/12 at 100.00         AAA          4,031,800
                 Revenue Bonds, Series 2002B, 5.125%, 10/01/21 (Alternative
                 Minimum Tax) - FSA Insured

        7,500   Miami-Dade County, Florida, Aviation Revenue Bonds, Miami            10/08 at 101.00         AAA          7,372,875
                 International Airport, Series 1998A, 5.000%, 10/01/24
                 (Alternative Minimum Tax) - FGIC Insured

        4,000   Miami-Dade County, Florida, Aviation Revenue Bonds, Miami            10/08 at 101.00         AAA          3,958,240
                 International Airport, Series 1998C, 5.000%, 10/01/23
                 (Alternative Minimum Tax) - MBIA Insured

        2,000   Miami-Dade County Expressway Authority, Florida, Toll System          7/11 at 101.00         Aaa          2,045,660
                 Refunding Revenue Bonds, Series 2001, 5.000%, 7/01/21 -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 1.9%

        1,500   Bradford County Health Facilities Authority, Florida, Health            No Opt. Call         AAA          1,701,435
                 Facilities Revenue Refunding Bonds, SantaFe Health Care
                 Facilities Project, Series 1993, 6.050%, 11/15/16

        2,300   Sarasota County, Florida, Utility System Revenue Bonds,              10/04 at 102.00         AAA          2,375,555
                 Series 1994, 6.500%, 10/01/22 (Pre-refunded to
                 10/01/04) - FGIC Insured


                                       21


                            Nuveen Florida Quality Income Municipal Fund (NUF) (continued)
                                  Portfolio of INVESTMENTS June 30, 2004
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 14.9%

$         750   Gainesville, Florida, Utilities System Revenue Bonds,                10/13 at 100.00          AA     $      787,208
                 Series 2003A, 5.250%, 10/01/21

       10,000   Hillsborough County Industrial Development Authority,                10/12 at 100.00        Baa2         10,022,600
                 Florida, Pollution Control Revenue Bonds, Tampa Electric
                 Company Project, Series 2002, 5.100%, 10/01/13

        9,440   JEA, St. John's River Power Park System, Florida, Revenue            10/11 at 100.00         Aa2          9,850,357
                 Refunding Bonds, Series 2002-17, Issue 2, 5.000%, 10/01/15

        3,290   Orlando Utilities Commission, Florida, Water and Electric            10/11 at 101.00         Aa1          3,501,448
                 Revenue Refunding Bonds, Series 2001, 5.250%, 10/01/17

                Orlando Utilities Commission, Florida, Water and Electric
                Revenue Refunding Bonds, Series 2002C:
        3,170    5.250%, 10/01/17                                                    10/12 at 100.00         Aa1          3,373,736
        1,000    5.000%, 10/01/27                                                    10/12 at 100.00         Aa1            992,180

        3,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/12 at 101.00         AAA          3,046,050
                 Series 2002II, 5.125%, 7/01/26 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 12.9%

        2,000   Broward County, Florida, Water and Sewer Utility Revenue             10/13 at 100.00         AAA          2,051,260
                 Bonds, Series 2003, 5.000%, 10/01/21 - MBIA Insured

        3,310   Cocoa, Florida, Water and Sewer Revenue Refunding Bonds,                No Opt. Call         AAA          3,632,593
                 Series 2003, 5.500%, 10/01/23 - AMBAC Insured

                Hollywood, Florida, Water and Sewer Revenue Refunding and
                Improvement Bonds, Series 2003:
        1,000    5.000%, 10/01/19 - FSA Insured                                      10/13 at 100.00         Aaa          1,036,280
        4,000    5.000%, 10/01/20 - FSA Insured                                      10/13 at 100.00         Aaa          4,120,720

                JEA, Florida, Water and Sewerage System Revenue Bonds,
                Series 2004A:
        3,235    5.000%, 10/01/18 - FGIC Insured                                     10/13 at 100.00         AAA          3,367,279
        5,090    5.000%, 10/01/19 - FGIC Insured                                     10/13 at 100.00         AAA          5,266,877
        3,000    5.000%, 10/01/23 - FGIC Insured                                     10/13 at 100.00         AAA          3,040,830

        1,065   Lee County Industrial Development Authority, Florida, Utilities      11/12 at 100.00         AAA          1,089,346
                 Revenue Bonds, Bonita Springs Utilities, Inc. Project,
                 Series 2002, 5.000%, 11/01/19 (Alternative Minimum
                 Tax) - MBIA Insured

        1,500   Tampa Bay Water Utility System, Florida, Utility System                 No Opt. Call         AAA          1,639,664
                 Revenue Bonds, Series 2004, 5.250%, 10/01/18 -
                 FGIC Insured

        2,000   Village Center Community Development District, Florida,              10/13 at 101.00         AAA          2,002,680
                 Utility Revenue Bonds, Series 2003, 5.125%, 10/01/28 -
                 MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
$     318,025   Total Long-Term Investments (cost $317,504,374) - 151.5%                                                320,702,417
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.5%

        1,000   Florida Higher Educational Facilities Financing Authority,                                  A-1+          1,000,000
                 Revenue Bonds, Variable Rate Demand Obligations,
                 St. Thomas University Project, Series 2003, 1.100%, 1/01/19+
------------------------------------------------------------------------------------------------------------------------------------
$       1,000   Total Short-Term Investments (cost $1,000,000)                                                            1,000,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $318,504,374) - 152.0%                                                          321,702,417
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.3%                                                                      6,956,154
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (55.3)%                                                       (117,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  211,658,571
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.

                    N/R  Investment is not rated.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                            Nuveen Insured Florida Premium Income Municipal Fund (NFL)
                            Portfolio of
                                    INVESTMENTS June 30, 2004
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 2.5%

$       5,325   Escambia County Housing Finance Authority, Florida, Dormitory         6/09 at 101.00         AAA     $    5,663,244
                 Revenue Bonds, University of West Florida Foundation, Inc.
                 Project, Series 1999, 5.750%, 6/01/31 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 12.6%

        2,000   Brevard County Health Facilities Authority, Florida, Hospital        10/06 at 101.00         AAA          2,146,900
                 Revenue Bonds, Holmes Regional Medical Center Project,
                 Series 1996, 5.625%, 10/01/14 - MBIA Insured

        2,500   Hillsborough County Industrial Development Authority, Florida,          No Opt. Call         AAA          2,999,700
                 Industrial Development Revenue Bonds, University Community
                 Hospital, Series 1994, 6.500%, 8/15/19 - MBIA Insured

        5,000   Lee County Hospital Board of Directors, Florida, Fixed-Rate           4/07 at 102.00         AAA          5,324,450
                 Hospital Revenue Bonds, Lee Memorial Health System,
                 Series 1997A, 5.750%, 4/01/22 - MBIA Insured

        7,220   Miami-Dade County Health Facilities Authority, Florida,               8/11 at 101.00         AAA          7,224,332
                 Hospital Revenue Refunding Bonds, Miami Children's
                 Hospital, Series 2001A, 5.125%, 8/15/26 - AMBAC Insured

        5,000   North Broward Hospital District, Florida, Revenue Refunding           1/07 at 101.00         AAA          5,073,600
                 and Improvement Bonds, Series 1997, 5.375%, 1/15/24 -
                 MBIA Insured

        5,350   Polk County Industrial Development Authority, Florida,                9/04 at 101.00         AAA          5,447,209
                 Industrial Development Revenue Bonds, Winter Haven
                 Hospital Project, Series 1985-2, 6.250%, 9/01/15 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 15.1%

          980   Broward County, Florida, Housing Finance Authority,                   6/07 at 102.00         AAA          1,006,117
                 Multifamily Housing Revenue Refunding Bonds, Pompano
                 Oaks Apartments Project, Series 1997, GNMA Collateralized,
                 6.000%, 12/01/27 (Alternative Minimum Tax)

                Collier County Housing Finance Authority, Florida, Multifamily
                Housing Revenue Refunding Bonds, Saxon Manor Isles Project,
                Series 1998A, Subseries 1:
        1,040    5.350%, 9/01/18 (Alternative Minimum Tax) - FSA Insured              3/08 at 101.00         AAA          1,064,170
        1,400    5.400%, 9/01/23 (Alternative Minimum Tax) - FSA Insured              3/08 at 101.00         AAA          1,418,130

                Collier County Housing Finance Authority, Florida, Multifamily
                Housing Revenue Bonds, Saxon Manor Isles Project, Series 1998B:
        1,260    5.350%, 9/01/18 (Alternative Minimum Tax) - FSA Insured              3/08 at 101.00         AAA          1,289,282
        1,000    5.400%, 9/01/23 (Alternative Minimum Tax) - FSA Insured              3/08 at 101.00         AAA          1,012,950

                Dade County Housing Finance Authority, Florida, Multifamily
                Mortgage Revenue Bonds, Siesta Pointe Apartments Project,
                Series 1997A:
        1,230    5.650%, 9/01/17 (Alternative Minimum Tax) - FSA Insured              9/07 at 101.00         AAA          1,267,441
        1,890    5.750%, 9/01/29 (Alternative Minimum Tax) - FSA Insured              9/07 at 101.00         AAA          1,923,755

        1,400   Florida Housing Finance Agency, Housing Revenue Bonds,                4/07 at 102.00         AAA          1,450,638
                 Riverfront Apartments Project, Series 1997A, 6.250%, 4/01/37
                 (Alternative Minimum Tax) - AMBAC Insured

        1,590   Florida Housing Finance Agency, Housing Revenue Bonds,               12/05 at 102.00         AAA          1,635,076
                 Williamsburg Village Apartments Project, Series 1995E,
                 6.100%, 12/01/20 (Alternative Minimum Tax) -
                 AMBAC Insured

        1,000   Florida Housing Finance Agency, Housing Revenue Bonds,                5/06 at 102.00         AAA          1,035,730
                 Turtle Creek Apartments Project, Series 1996C-1,
                 6.100%, 5/01/16 (Alternative Minimum Tax) - AMBAC Insured

                Florida Housing Finance Agency, Housing Revenue Bonds,
                Sterling Palms Apartments Project, Series 1996D-1:
        1,000    6.300%, 12/01/16 (Alternative Minimum Tax) - AMBAC Insured           6/06 at 102.00         AAA          1,038,760
        1,500    6.400%, 12/01/26 (Alternative Minimum Tax) - AMBAC Insured           6/06 at 102.00         AAA          1,549,755

          750   Florida Housing Finance Agency, Housing Revenue Bonds,               12/06 at 102.00         AAA            770,918
                 The Crossings at Indian Run Apartments Project, Series 1996V,
                 6.100%, 12/01/26 (Alternative Minimum Tax) - AMBAC Insured

        2,535   Florida Housing Finance Corporation, GNMA Collateralized              9/10 at 102.00         AAA          2,605,498
                 Housing Revenue Bonds, Raintree Apartments, Series 2000J-1,
                 5.950%, 3/01/35 (Alternative Minimum Tax)

        2,080   Florida Housing Finance Corporation, GNMA Collateralized             12/10 at 102.00         AAA          2,158,458
                 Housing Revenue Bonds, Cobblestone Apartments,
                 Series 2000K-1, 6.000%, 12/01/33 (Alternative Minimum Tax)


                                       23


                            Nuveen Insured Florida Premium Income Municipal Fund (NFL) (continued)
                                  Portfolio of INVESTMENTS June 30, 2004

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

                Florida Housing Finance Corporation, Housing Revenue Bonds,
                Augustine Club Apartments, Series 2000D-1:
$       1,500    5.500%, 10/01/20 - MBIA Insured                                     10/10 at 102.00         Aaa     $    1,560,375
        4,750    5.750%, 10/01/30 - MBIA Insured                                     10/10 at 102.00         Aaa          4,913,400

        3,605   Jacksonville, Florida, GNMA Collateralized Housing Revenue            9/04 at 101.00         AAA          3,638,454
                 Refunding Bonds, Windermere Manor Apartments Project,
                 Series 1993A, 5.875%, 3/20/28

        1,425   Miami-Dade County Housing Finance Authority, Florida,                 6/11 at 100.00         AAA          1,466,240
                 Multifamily Mortgage Revenue Bonds, Country Club Villas II
                 Project, Series 2001-1A, 5.750%, 7/01/27 (Alternative
                 Minimum Tax) - FSA Insured

        1,065   Palm Beach County Housing Finance Authority, Florida,                 7/12 at 100.00         AAA          1,071,177
                 Multifamily Housing Revenue Bonds, Westlake Apartments
                 Phase II, Series 2002, 5.150%, 7/01/22 (Alternative
                 Minimum Tax) - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 2.1%

          710   Broward County Housing Finance Authority, Florida, Single             4/09 at 101.00         Aaa            710,540
                 Family Mortgage Revenue Refunding Bonds, Series 1999B,
                 5.250%, 4/01/31 (Alternative Minimum Tax) - MBIA Insured

        1,130   Duval County Housing Finance Authority, Florida, Single Family       10/04 at 102.00         Aaa          1,155,301
                 Mortgage Revenue Bonds, GNMA Mortgage-Backed Securities
                 Program, Series 1994, 6.700%, 10/01/26 (Alternative
                 Minimum Tax)

        1,585   Escambia County Housing Finance Authority, Florida,                   4/08 at 102.00         Aaa          1,585,888
                 Multi-County Single Family Mortgage Revenue Bonds,
                 Series 1999, 5.200%, 4/01/32 (Alternative Minimum
                 Tax) - MBIA Insured

        7,955   Florida Housing Finance Corporation, Homeowner                         1/10 at 24.65         AAA          1,355,930
                 Mortgage Revenue Bonds, Series 2000-4, 0.000%, 7/01/30
                 (Alternative Minimum Tax) - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 2.3%

        3,745   Broward County, Florida, General Obligation Bonds,                    1/14 at 100.00         AA+          3,843,306
                 Series 2004, 5.000%, 1/01/21

        1,390   Venice, Florida, General Obligation Bonds, Series 2004,               2/14 at 100.00         AAA          1,403,122
                 5.000%, 2/01/24 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 43.5%

        3,820   Broward County School Board, Florida, Certificates of                 7/13 at 100.00         AAA          4,031,590
                 Participation, Series 2003, 5.250%, 7/01/19 - MBIA Insured

        4,835   Cape Coral, Florida, Capital Improvement Revenue Bonds,              10/09 at 101.00         Aaa          4,993,685
                 Series 1999, 5.375%, 10/01/24 - FSA Insured

        1,250   Dade County, Florida, Special Obligation and Refunding               10/06 at 102.00         AAA          1,230,663
                 Bonds, Series 1996B, 5.000%, 10/01/35 - AMBAC Insured

        1,555   DeSoto County, Florida, Capital Improvement Revenue Bonds,            4/12 at 101.00         AAA          1,637,928
                 Series 2002, 5.250%, 10/01/20 - MBIA Insured

                Destin, Florida, Capital Improvement Revenue Bonds, Series 2002:
        1,000    5.000%, 8/01/27 - MBIA Insured                                       8/12 at 101.00         Aaa            991,840
        1,000    5.125%, 8/01/31 - MBIA Insured                                       8/12 at 101.00         Aaa          1,002,840

        2,230   Florida Ports Financing Commission, Revenue Bonds, State             10/09 at 101.00         AAA          2,292,039
                 Transportation Trust Fund - Intermodal Program, Series 1999,
                 5.500%, 10/01/23 (Alternative Minimum Tax) - FGIC Insured

        1,435   Florida Department of Environmental Protection, Florida               7/13 at 101.00         AAA          1,490,520
                 Forever Revenue Bonds, Series 2003A, 5.000%, 7/01/19 -
                 FGIC Insured

                Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
        3,365    5.375%, 11/01/25 - MBIA Insured                                     11/10 at 101.00         AAA          3,482,169
        3,345    5.375%, 11/01/30 - MBIA Insured                                     11/10 at 101.00         AAA          3,436,519

        1,000   Florida Municipal Loan Council, Revenue Bonds,                       11/11 at 101.00         AAA          1,059,790
                 Series 2001A, 5.250%, 11/01/18 - MBIA Insured

        1,080   Gulf Breeze, Florida, Local Government Loan Program,                 12/06 at 101.00         AAA          1,172,189
                 Remarketed 6-3-1996, Series 1985B, 5.900%, 12/01/15
                 (Mandatory put 12/01/10) - FGIC Insured

        1,020   Gulf Breeze, Florida, Local Government Loan Program,                 12/06 at 101.00         AAA          1,107,067
                 Remarketed 6-3-1996, Series 1985C, 5.900%, 12/01/15
                 (Mandatory put 12/01/08) - FGIC Insured

        1,500   Gulf Breeze, Florida, Local Government Loan Program,                 12/10 at 101.00         AAA          1,589,160
                 Remarketed 7-3-2000, Series 1985E, 5.750%, 12/01/20
                 (Mandatory put 12/01/19) - FGIC Insured

        5,200   Gulf Breeze, Florida, Local Government Loan Program,                 12/11 at 101.00         AAA          5,448,768
                 Remarketed 6-1-2001, Series 1985E, 4.750%, 12/01/20
                 (Mandatory put 12/01/11) - FGIC Insured

        6,000   Hillsborough County School Board, Florida, Certificates of            7/13 at 100.00         AAA          5,936,640
                 Participation, Series 2003, 5.000%, 7/01/29 - MBIA Insured


                                       24

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,500   Jacksonville, Florida, Better Jacksonville Sales Tax Revenue         10/13 at 100.00         AAA     $    1,583,685
                 Bonds, Series 2003, 5.250%, 10/01/20 - MBIA Insured

        1,765   Julington Creek Plantation Community Development District,            5/12 at 101.00         AAA          1,771,848
                 Florida, Special Assessment Revenue Bonds, Series 2002,
                 4.750%, 5/01/19 - MBIA Insured

                Lakeland, Florida, Utility Tax Revenue Bonds, Series 2003B:
        1,730    5.000%, 10/01/18 - AMBAC Insured                                    10/12 at 100.00         AAA          1,796,813
        2,000    5.000%, 10/01/19 - AMBAC Insured                                    10/12 at 100.00         AAA          2,066,080

       18,000   Miami-Dade County, Florida, Subordinate Special Obligation             4/08 at 49.54         AAA          7,141,860
                 Bonds, Series 1997A, 0.000%, 10/01/21 - MBIA Insured

        1,000   Opa-Locka, Florida, Capital Improvement Revenue Bonds,                7/04 at 102.00         AAA          1,024,420
                 Series 1994, 7.000%, 1/01/14 - FGIC Insured

        3,180   Orange County, Florida, Sales Tax Revenue Bonds,                      1/13 at 100.00         AAA          3,315,722
                 Series 2002B, 5.125%, 1/01/19 - FGIC Insured

        4,770   Orange County School Board, Florida, Master Lease Program,            8/07 at 101.00         Aaa          4,966,524
                 Certificates of Participation, Series 1997A, 5.375%, 8/01/22 -
                 MBIA Insured

        5,820   Osceola County, Florida, Transportation Revenue Bonds,                4/14 at 100.00         Aaa          5,911,665
                 Osceola Parkway, Series 2004, 5.000%, 4/01/23 -
                 MBIA Insured

        6,500   Palm Beach County, Florida, Administrative Complex Revenue              No Opt. Call         AAA          7,156,955
                 Refunding Bonds, Series 1993, 5.250%, 6/01/11 -
                 FGIC Insured

                Palm Beach County, Florida, Criminal Justice Facilities, Revenue
                Refunding Bonds, Series 1993:
        2,500    5.375%, 6/01/08 - FGIC Insured                                         No Opt. Call         AAA          2,726,850
        4,000    5.375%, 6/01/10 - FGIC Insured                                         No Opt. Call         AAA          4,426,360

        2,150   Palm Beach County School Board, Florida, Certificates of              8/14 at 100.00         AAA          2,171,113
                 Participation, Series 2004A, 5.000%, 8/01/24 - FGIC Insured

        4,260   St. Lucie County School Board, Florida, Certificates of               7/14 at 100.00         AAA          4,285,006
                 Participation, Master Lease Program, Series 2004A,
                 5.000%, 7/01/24 - FSA Insured

                St. Petersburg, Florida, Professional Sports Facility Sales
                Tax Revenue Bonds, Series 2003:
        1,405    5.125%, 10/01/19 - FSA Insured                                      10/13 at 100.00         Aaa          1,469,138
        1,475    5.125%, 10/01/20 - FSA Insured                                      10/13 at 100.00         Aaa          1,533,277
        1,555    5.125%, 10/01/21 - FSA Insured                                      10/13 at 100.00         Aaa          1,609,332

        1,245   Tamarac, Florida, Sales Tax Revenue Bonds, Series 2002,               4/12 at 100.00         AAA          1,266,924
                 5.000%, 4/01/22 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 17.1%

        9,000   Broward County, Florida, Airport System Revenue Bonds,               10/11 at 101.00         AAA          9,020,160
                 Series 2001J-1, 5.250%, 10/01/26 (Alternative Minimum
                 Tax) - AMBAC Insured

        1,100   Dade County, Florida, Seaport Revenue Refunding Bonds,               10/05 at 102.00         AAA          1,164,537
                 Series 1995, 5.750%, 10/01/15 - MBIA Insured

        2,000   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/13 at 100.00         AAA          2,081,780
                 Revenue Refunding Bonds, Series 2003A, 5.000%, 10/01/17 -
                 FSA Insured

        3,800   Jacksonville Port Authority, Florida, Port Facilities Revenue        11/06 at 102.00         AAA          4,018,956
                 Bonds, Series 1996, 5.625%, 11/01/18 (Alternative
                 Minimum Tax) - MBIA Insured

       15,025   Lee County, Florida, Airport Revenue Bonds, Series 2000A,            10/10 at 101.00         AAA         15,938,520
                 6.000%, 10/01/32 (Alternative Minimum Tax) - FSA Insured

        5,615   Miami-Dade County, Florida, Aviation Revenue Bonds,                  10/12 at 100.00         AAA          6,020,347
                 Miami International Airport, Series 2002, 5.750%, 10/01/19
                 (Alternative Minimum Tax) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 17.9%

        3,750   Broward County Health Facilities Authority, Florida, Hospital         6/05 at 100.00         AAA          3,853,575
                 Revenue Bonds, Holy Cross Hospital, Inc., Series 1993,
                 5.850%, 6/01/12 (Pre-refunded to 6/01/05) - AMBAC Insured

        1,025   Jacksonville, Florida, Sales Tax Revenue Bonds, River City           10/05 at 101.00         AAA          1,082,626
                 Renaissance Project, Series 1995, 5.500%, 10/01/10
                 (Pre-refunded to 10/01/05) - FGIC Insured

          990   Orange County, Florida, Tourist Development Tax Revenue              10/04 at 100.00         AAA            995,693
                 Bonds, Series 1992A, 6.250%, 10/01/13 - AMBAC Insured


                                       25


                            Nuveen Insured Florida Premium Income Municipal Fund (NFL) (continued)
                                  Portfolio of INVESTMENTS June 30, 2004
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (continued)

                St. Lucie County, Florida, Utility System Revenue Refunding
                Bonds, Series 1993:
$       5,000    5.500%, 10/01/15 - FGIC Insured                                     10/04 at 101.00         AAA     $    5,202,200
        1,200    5.500%, 10/01/21 - FGIC Insured                                     10/04 at 101.00         AAA          1,246,296

        7,855   Seminole County, Florida, Water and Sewer Revenue Refunding             No Opt. Call         AAA          9,216,036
                 and Improvement Bonds, Series 1992, 6.000%, 10/01/19 -
                 MBIA Insured

                Sunrise, Florida, Utility System Revenue Bonds, Series 1996A:
        6,900    5.750%, 10/01/16 (Pre-refunded to 10/01/06) - AMBAC Insured         10/06 at 101.00         AAA          7,498,506
        8,700    5.750%, 10/01/21 (Pre-refunded to 10/01/06) - AMBAC Insured         10/06 at 101.00         AAA          9,454,638

        1,500   Tampa, Florida, Healthcare System Revenue Bonds, Allegany            12/04 at 101.00         AAA          1,528,545
                 Health System - St. Joseph's Hospital, Series 1993,
                 5.125%, 12/01/23 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 4.0%

        3,525   Palm Beach County Solid Waste Authority, Florida, Revenue               No Opt. Call         AAA          3,964,991
                 Refunding Bonds, Series 1997A, 6.000%, 10/01/09 -
                 AMBAC Insured

        8,000   Palm Beach County Solid Waste Authority, Florida, Revenue               No Opt. Call         AAA          5,022,160
                 Bonds, Series 2002B, 0.000%, 10/01/14 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 29.7%

                Broward County, Florida, Water and Sewer Utility Revenue
                Bonds, Series 2003:
        4,775    5.000%, 10/01/21 - MBIA Insured                                     10/13 at 100.00         AAA          4,897,383
        4,500    5.000%, 10/01/24 - MBIA Insured                                     10/13 at 100.00         AAA          4,541,175

                Davie, Florida, Water and Sewer Revenue Refunding and
                Improvement Bonds, Series 2003:
          910    5.250%, 10/01/17 - AMBAC Insured                                    10/13 at 100.00         AAA            975,720
          475    5.250%, 10/01/18 - AMBAC Insured                                    10/13 at 100.00         AAA            506,687

                Deltona, Florida, Utility Systems Water and Sewer Revenue
                Bonds, Series 2003:
        1,250    5.250%, 10/01/22 - MBIA Insured                                     10/13 at 100.00         AAA          1,307,225
        1,095    5.000%, 10/01/23 - MBIA Insured                                     10/13 at 100.00         AAA          1,111,535
        1,225    5.000%, 10/01/24 - MBIA Insured                                     10/13 at 100.00         AAA          1,236,209

        1,000   Florida Governmental Utility Authority, Utility Revenue Bonds,        7/09 at 101.00         Aaa            989,440
                 Golden Gate Utility System, Series 1999, 5.000%, 7/01/29 -
                 AMBAC Insured

        3,945   Florida Governmental Utility Authority, Utility Revenue Bonds,       10/13 at 100.00         AAA          4,004,570
                 Citrus Utility System, Series 2003, 5.000%, 10/01/23 -
                 AMBAC Insured

        8,000   Indian River County, Florida, Water and Sewer Revenue                 9/08 at 102.00         AAA          8,151,200
                 Bonds, Series 1993A, 5.250%, 9/01/24 - FGIC Insured

        2,000   Indian Trail Water Control District, Florida, Water Control           8/07 at 101.00         AAA          2,112,040
                 and Improvement Bonds, Unit of Development No. 17,
                 Series 1996, 5.500%, 8/01/22 - MBIA Insured

        3,450   JEA, Florida, Water and Sewerage System Revenue Bonds,                4/07 at 100.00         AAA          3,484,811
                 Series 2002A, 5.375%, 10/01/30 - MBIA Insured

        2,510   JEA, Florida, Water and Sewerage System Revenue Bonds,               10/13 at 100.00         AAA          2,691,724
                 Series 2004A, 5.000%, 10/01/14 - FGIC Insured

        1,450   Jupiter, Florida, Water Revenue Bonds, Series 2003,                  10/13 at 100.00         AAA          1,479,508
                 5.000%, 10/01/22 - AMBAC Insured

        2,000   Manatee County, Florida, Public Utilities Revenue Bonds,             10/13 at 100.00         Aaa          2,079,020
                 Series 2003, 5.125%, 10/01/20 - MBIA Insured

                Marco Island, Florida, Water Utility System Revenue Bonds,
                Series 2003:
        1,350    5.250%, 10/01/17 - MBIA Insured                                     10/13 at 100.00         AAA          1,447,497
        1,000    5.250%, 10/01/18 - MBIA Insured                                     10/13 at 100.00         AAA          1,066,710

        1,750   Palm Bay, Florida, Utility System Revenue Bonds, Palm Bay            10/13 at 100.00         AAA          1,802,815
                 Utility Corporation, Series 2003, 5.000%, 10/01/20 -
                 MBIA Insured

                Palm Coast, Florida, Water Utility System Revenue Bonds,
                Series 2003:
        1,000    5.250%, 10/01/19 - MBIA Insured                                     10/13 at 100.00         AAA          1,061,230
          500    5.250%, 10/01/20 - MBIA Insured                                     10/13 at 100.00         AAA            527,895
          500    5.250%, 10/01/21 - MBIA Insured                                     10/13 at 100.00         AAA            525,575

                Port St. Lucie, Florida, Stormwater Utility System Revenue
                Refunding Bonds, Series 2002:
        1,190    5.250%, 5/01/15 - MBIA Insured                                       5/12 at 100.00         AAA          1,278,798
        1,980    5.250%, 5/01/17 - MBIA Insured                                       5/12 at 100.00         AAA          2,104,562


                                       26

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$      10,000   Port St. Lucie, Florida, Utility System Revenue Bonds,                 9/11 at 34.97         AAA     $    2,315,300
                 Series 2001, 0.000%, 9/01/29 - MBIA Insured

        2,330   Port St. Lucie, Florida, Utility System Revenue Bonds,                9/13 at 100.00         AAA          2,389,299
                 Series 2003, 5.000%, 9/01/21 - MBIA Insured

        1,000   Port St. Lucie, Florida, Utility System Revenue Bonds,                9/14 at 100.00         Aaa          1,027,630
                 Series 2004, 5.000%, 9/01/21 - MBIA Insured

                Sebring, Florida, Water and Wastewater Revenue Refunding
                Bonds, Series 2002:
        1,360    5.250%, 1/01/17 - FGIC Insured                                       1/13 at 100.00         AAA          1,451,705
          770    5.250%, 1/01/18 - FGIC Insured                                       1/13 at 100.00         AAA            817,971
          500    5.250%, 1/01/20 - FGIC Insured                                       1/13 at 100.00         AAA            526,070

        3,530   Seminole County, Florida, Water and Sewer Revenue                       No Opt. Call         AAA          4,101,013
                 Refunding and Improvement Bonds, Series 1992,
                 6.000%, 10/01/19 - MBIA Insured

        1,300   Sunrise, Florida, Utility System Revenue Refunding Bonds,            10/06 at 102.00         AAA          1,418,985
                 Series 1996, 5.800%, 10/01/11 - AMBAC Insured

        2,000   Village Center Community Development District, Florida,              10/13 at 101.00         AAA          2,071,240
                 Utility Revenue Bonds, Series 2003, 5.250%, 10/01/23 -
                 MBIA Insured

        1,100   Wauchula, Florida, Utility Revenue Bonds, Series 2001A,              10/11 at 101.00         AAA          1,087,800
                 5.000%, 10/01/31 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
$     343,130   Total Long-Term Investments (cost $312,919,423) - 146.8%                                                328,836,733
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.8%                                                                      6,128,518
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.6)%                                                       (111,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  223,965,251
                ====================================================================================================================


                         All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or
                         Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S.
                         Government agency securities, any of which ensure the timely payment of principal and interest.

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates
                         (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.

                                 See accompanying notes to financial statements.

                                       27


                            Nuveen Insured Florida Tax-Free Advantage Municipal Fund (NWF)
                            Portfolio of
                                    INVESTMENTS June 30, 2004
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 12.4%

$       2,240   FSU Financial Assistance, Inc., Florida, General Revenue Bonds,         No Opt. Call         AAA     $    2,412,480
                 Educational and Athletic Facilities Improvements,
                 Series 2004, 5.000%, 10/01/14 - AMBAC Insured

        1,985   North Miami, Florida, Educational Facilities Revenue Refunding        4/13 at 100.00         AAA          2,039,389
                 Bonds, Johnson and Wales University, Series 2003A,
                 5.000%, 4/01/19 - XLCA Insured

                Volusia County Educational Facilities Authority, Florida,
                Revenue Refunding Bonds, Embry-Riddle Aeronautical University
                Project, Series 2003:
        1,000    5.200%, 10/15/26 - RAAI Insured                                     10/13 at 100.00          AA            988,470
        1,250    5.200%, 10/15/33 - RAAI Insured                                     10/13 at 100.00          AA          1,220,513


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 16.2%

        4,000   Highlands County Health Facilities Authority, Florida, Revenue       11/13 at 100.00           A          4,101,080
                 Bonds, Adventist Health System/Sunbelt Obligated Group,
                 Series 2003D, 5.875%, 11/15/29

        3,000   Pinellas County Health Facilities Authority, Florida, Revenue         5/13 at 100.00          A1          3,080,490
                 Bonds, Baycare Health System, Series 2003,
                 5.750%, 11/15/27

        1,500   South Miami Health Facilities Authority, Florida, Hospital            2/13 at 100.00         AA-          1,488,645
                 Revenue Bonds, Baptist Health Systems of South Florida,
                 Series 2003, 5.200%, 11/15/28


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 2.5%

        1,250   Florida Housing Finance Agency, Home Ownership Revenue                  No Opt. Call         AAA          1,351,975
                 Refunding Bonds, Series 1987G-1, 8.595%, 11/01/17


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 8.2%

        1,665   Florida State Board of Education, Full Faith and Credit               6/12 at 101.00         AAA          1,643,954
                 Public Education Capital Outlay Bonds, Series 2002A,
                 5.000%, 6/01/32 - MBIA Insured

        2,660   Grand Prairie Independent School District, Dallas County,             2/13 at 100.00         AAA          2,731,847
                 Texas, General Obligation Bonds, Series 2003,
                 5.375%, 2/15/26 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 77.4%

        1,000   Escambia County, Florida, Sales Tax Revenue Refunding                10/12 at 101.00         AAA          1,072,220
                 Bonds, Series 2002, 5.250%, 10/01/17 - AMBAC Insured

        1,525   Fernandina Beach, Florida, Utility Acquisition and Improvement        9/13 at 100.00         AAA          1,547,875
                 Revenue Bonds, Series 2003, 5.000%, 9/01/23 - FGIC Insured

        3,000   Florida Municipal Loan Council, Revenue Bonds,                       12/13 at 100.00         AAA          2,961,540
                 Series 2003B, 5.000%, 12/01/28 - MBIA Insured

        4,000   Hillsborough County School Board, Florida, Certificates of            7/13 at 100.00         AAA          3,957,760
                 Participation, Series 2003, 5.000%, 7/01/29 - MBIA Insured

        2,270   Jacksonville, Florida, Local Government Sales Tax Revenue            10/12 at 100.00         AAA          2,430,534
                 Refunding and Improvement Bonds, Series 2002,
                 5.375%, 10/01/18 - FGIC Insured

        2,265   Lakeland, Florida, Utility Tax Revenue Bonds, Series 2003B,          10/12 at 100.00         AAA          2,327,265
                 5.000%, 10/01/20 - AMBAC Insured

        2,000   Orange County, Florida, Sales Tax Revenue Bonds,                      1/13 at 100.00         AAA          2,108,460
                 Series 2002A, 5.125%, 1/01/17 - FGIC Insured

        1,500   Orange County, Florida, Sales Tax Revenue Bonds,                      1/13 at 100.00         AAA          1,504,095
                 Series 2002B, 5.125%, 1/01/32 - FGIC Insured

        3,370   Osceola County School Board, Florida, Certificates of                 6/12 at 101.00         Aaa          3,494,387
                 Participation, Series 2002A, 5.125%, 6/01/20 -
                 AMBAC Insured

        3,335   Palm Bay, Florida, Local Optional Gas Tax Revenue Bonds,             10/14 at 100.00         AAA          3,536,968
                 Series 2004, 5.250%, 10/01/20 - MBIA Insured

                Palm Beach County School Board, Florida, Certificates of
                Participation, Series 2002D:
        2,950    5.250%, 8/01/20 - FSA Insured                                        8/12 at 100.00         AAA          3,097,441
        3,670    5.000%, 8/01/28 - FSA Insured                                        8/12 at 100.00         AAA          3,638,365

        3,460   Palm Beach Gardens, Florida, Special Obligation Revenue               2/13 at 100.00         AAA          3,560,617
                 Bonds, Series 2004, 5.000%, 5/01/20 - AMBAC Insured


                                       28

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       2,115   Port St. Lucie, Florida, Sales Tax Revenue Bonds, Series 2003,        9/13 at 100.00         AAA     $    2,146,725
                 5.000%, 9/01/23 - MBIA Insured

        4,000   St. Lucie County School Board, Florida, Certificates of               7/14 at 100.00         AAA          4,023,480
                 Participation, Master Lease Program, Series 2004A,
                 5.000%, 7/01/24 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 11.1%

        2,000   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/12 at 100.00         AAA          1,976,300
                 Revenue Bonds, Series 2002A, 5.125%, 10/01/32 -
                 FSA Insured

        2,105   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/13 at 100.00         AAA          2,191,073
                 Revenue Refunding Bonds, Series 2003A, 5.000%, 10/01/17 -
                 FSA Insured

        1,730   Lee County, Florida, Transportation Facilities Revenue Bonds,        10/14 at 100.00         AAA          1,768,181
                 Series 2004B, 5.000%, 10/01/22 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 3.8%

        2,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/12 at 101.00         AAA          2,030,700
                 Series 2002II, 5.125%, 7/01/26 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 19.0%

        2,000   JEA, Florida, Water and Sewerage System Revenue Bonds,                4/07 at 100.00         AAA          2,020,180
                 Series 2002A, 5.375%, 10/01/30 - MBIA Insured

        3,000   Marco Island, Florida, Water Utility System Revenue Bonds,           10/13 at 100.00         AAA          2,984,670
                 Series 2003, 5.000%, 10/01/27 - MBIA Insured

        2,000   Miami-Dade County, Florida, Water and Sewer System                   10/09 at 101.00         AAA          1,978,620
                 Revenue Bonds, Series 1999A, 5.000%, 10/01/29 -
                 FGIC Insured

          500   North Port, Florida, Utility System Revenue Bonds,                   10/10 at 101.00         Aaa            501,015
                 Series 2000, 5.000%, 10/01/25 - FSA Insured

        1,095   Palm Bay, Florida, Utility System Revenue Bonds,                     10/14 at 100.00         AAA          1,161,313
                 Series 2004, 5.250%, 10/01/20 - MBIA Insured

        1,500   Port St. Lucie, Florida, Stormwater Utility System Revenue            5/12 at 100.00         AAA          1,515,884
                 Refunding Bonds, Series 2002, 5.000%, 5/01/23 -
                 MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
$      78,940   Total Long-Term Investments (cost $80,825,823) - 150.6%                                                  80,594,511
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.6%                                                                      1,909,139
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (54.2)%                                                        (29,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   53,503,650
                ====================================================================================================================

                         At least 80% of the Fund's net assets (including net assets applicable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund's net assets (including net assets applicable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.

                                 See accompanying notes to financial statements.

                        Statement of
                             ASSETS AND LIABILITIES June 30, 2004
                                                               FLORIDA              FLORIDA     INSURED FLORIDA     INSURED FLORIDA
                                                    INVESTMENT QUALITY       QUALITY INCOME      PREMIUM INCOME  TAX-FREE ADVANTAGE
                                                                 (NQF)                (NUF)               (NFL)               (NWF)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $362,913,240,
   $318,504,374, $312,919,423 and $80,825,823,
   respectively)                                          $376,506,585         $321,702,417        $328,836,733         $80,594,511
Cash                                                                --              144,786           1,890,110             901,417
Receivables:
   Interest                                                  5,183,396            4,548,703           4,222,476           1,042,732
   Investments sold                                          2,805,288            2,475,000             262,493               5,000
Other assets                                                    22,623               32,264              22,832               5,102
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                         384,517,892          328,903,170         335,234,644          82,548,762
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                               1,280,878                   --                  --                  --
Payable for investments purchased                            5,920,852                   --                  --                  --
Accrued expenses:
   Management fees                                             195,910              171,382             174,653              22,185
   Other                                                        68,641               63,053              78,256              19,586
Preferred share dividends payable                                6,564               10,164              16,484               3,341
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                      7,472,845              244,599             269,393              45,112
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                     132,000,000          117,000,000         111,000,000          29,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                    $245,045,047         $211,658,571        $223,965,251         $53,503,650
====================================================================================================================================
Common shares outstanding                                   16,547,432           14,287,006          14,365,771           3,881,364
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                  $      14.81         $      14.81        $      15.59         $     13.78
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                   $    165,474         $    142,870        $    143,658         $    38,814
Paid-in surplus                                            231,093,032          205,859,564         203,931,054          54,731,858
Undistributed (Over-distribution of) net investment income   2,993,802            2,471,686           2,699,782            (185,493)
Accumulated net realized gain (loss) from investments       (2,800,606)             (13,592)          1,273,447            (850,217)
Net unrealized appreciation (depreciation) of investments   13,593,345            3,198,043          15,917,310            (231,312)
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                    $245,045,047         $211,658,571        $223,965,251         $53,503,650
====================================================================================================================================
Authorized shares:
   Common                                                    Unlimited            Unlimited           Unlimited           Unlimited
   Preferred                                                 Unlimited            Unlimited           Unlimited           Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.


                        Statement of
                            OPERATIONS Year Ended June 30, 2004
                                                               FLORIDA              FLORIDA     INSURED FLORIDA     INSURED FLORIDA
                                                    INVESTMENT QUALITY       QUALITY INCOME      PREMIUM INCOME  TAX-FREE ADVANTAGE
                                                                 (NQF)                (NUF)               (NFL)               (NWF)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                         $ 20,671,489         $ 17,592,725        $ 17,359,111         $ 4,030,297
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                              2,453,270            2,140,073           2,184,865             547,585
Preferred shares - auction fees                                331,075              293,742             278,879              72,736
Preferred shares - dividend disbursing agent fees               20,053               30,082              20,053              10,028
Shareholders' servicing agent fees and expenses                 28,573               19,565              21,165                 798
Custodian's fees and expenses                                   83,495               70,619              76,574              23,154
Trustees' fees and expenses                                      7,205                5,944               6,107               1,943
Professional fees                                              155,204               82,697              19,477              11,326
Shareholders' reports - printing and mailing expenses           28,131               21,593              23,442               7,947
Stock exchange listing fees                                     15,826               13,417              13,350                 338
Investor relations expense                                      32,232               27,689              15,220               8,601
Other expenses                                                  17,305               19,131              16,704               7,952
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit
   and expense reimbursement                                 3,172,369            2,724,552           2,675,836             692,408
   Custodian fee credit                                        (14,972)              (9,404)            (11,110)            (14,309)
   Expense reimbursement                                            --                   --                  --            (269,580)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                 3,157,397            2,715,148           2,664,726             408,519
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                       17,514,092           14,877,577          14,694,385           3,621,778
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments                   (2,803,982)             (32,845)          1,274,638            (853,466)
Change in net unrealized appreciation (depreciation)
   of investments                                          (11,261,628)         (11,076,128)        (13,917,598)         (2,969,559)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                           (14,065,610)         (11,108,973)        (12,642,960)         (3,823,025)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                    (935,071)            (760,122)           (788,965)           (201,060)
From accumulated net realized gains from investments          (222,346)            (126,819)           (113,631)                 --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
   distributions to Preferred shareholders                  (1,157,417)            (886,941)           (902,596)           (201,060)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
   to Common shares from operations                       $  2,291,065         $  2,881,663        $  1,148,829         $  (402,307)
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                       31


                        Statement of
                              CHANGES IN NET ASSETS
                                                           FLORIDA INVESTMENT QUALITY (NQF)          FLORIDA QUALITY INCOME (NUF)
                                                          ---------------------------------        ---------------------------------
                                                            YEAR ENDED           YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                               6/30/04              6/30/03             6/30/04             6/30/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                     $ 17,514,092         $ 18,145,230        $ 14,877,577        $ 15,393,583
Net realized gain (loss) from investments                   (2,803,982)           3,875,859             (32,845)          3,463,251
Change in net unrealized appreciation (depreciation)
   of investments                                          (11,261,628)           8,853,791         (11,076,128)          6,508,220
Distributions to Preferred shareholders:
From net investment income                                    (935,071)          (1,204,511)           (760,122)         (1,022,349)
From accumulated net realized gains from investments          (222,346)            (226,303)           (126,819)           (275,955)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
   to Common shares from operations                          2,291,065           29,444,066           2,881,663          24,066,750
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                 (16,718,800)         (16,027,701)        (14,211,785)        (14,168,989)
From accumulated net realized gains from investments        (3,231,994)          (2,098,066)         (2,042,597)         (2,512,996)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Common shareholders               (19,950,794)         (18,125,767)        (16,254,382)        (16,681,985)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                 --                   --                  --                  --
   Net proceeds from shares issued to shareholders
     due to reinvestment of distributions                      848,891              704,166             720,589             874,329
Preferred shares offering costs                                     --                   --                  --               7,500
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from capital share transactions                             848,891              704,166             720,589             881,829
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
   to Common shares                                        (16,810,838)          12,022,465         (12,652,130)          8,266,594
Net assets applicable to Common shares at the
   beginning of period                                     261,855,885          249,833,420         224,310,701         216,044,107
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the
   end of period                                          $245,045,047         $261,855,885        $211,658,571        $224,310,701
====================================================================================================================================
Undistributed (Over-distribution of) net investment
   income at the end of period                            $  2,993,802         $  3,136,957        $  2,471,686        $  2,585,269
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                                                   INSURED FLORIDA                           INSURED FLORIDA
                                                                 PREMIUM INCOME (NFL)                    TAX-FREE ADVANTAGE (NWF)
                                                          ---------------------------------         --------------------------------
                                                                                                                     FOR THE PERIOD
                                                                                                                           11/21/02
                                                                                                                      (COMMENCEMENT
                                                                                                                     OF OPERATIONS)
                                                            YEAR ENDED           YEAR ENDED          YEAR ENDED             THROUGH
                                                               6/30/04              6/30/03             6/30/04             6/30/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                     $ 14,694,385         $ 14,925,713         $ 3,621,778         $ 1,548,813
Net realized gain (loss) from investments                    1,274,638            2,057,125            (853,466)             17,814
Change in net unrealized appreciation (depreciation)
   of investments                                          (13,917,598)          10,662,174          (2,969,559)          2,738,247
Distributions to Preferred shareholders:
From net investment income                                    (788,965)          (1,147,462)           (201,060)           (126,559)
From accumulated net realized gains from investments          (113,631)             (14,829)                 --                  --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
   to Common shares from operations                          1,148,829           26,482,721            (402,307)          4,178,315
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                 (13,709,147)         (13,374,479)         (3,352,591)         (1,675,194)
From accumulated net realized gains from investments        (1,461,384)            (125,967)                 --                  --
Decrease in net assets applicable to Common shares
   from distributions to Common shareholders               (15,170,531)         (13,500,446)         (3,352,591)         (1,675,194)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                 --                   --                  --          55,321,650
   Net proceeds from shares issued to shareholders
     due to reinvestment of distributions                      496,462              547,078              43,015              24,090
Preferred shares offering costs                                     --                   --              (7,003)           (726,600)
Net increase in net assets applicable to Common shares
   from capital share transactions                             496,462              547,078              36,012          54,619,140
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
   to Common shares                                        (13,525,240)          13,529,353          (3,718,886)         57,122,261
Net assets applicable to Common shares at the
   beginning of period                                     237,490,491          223,961,138          57,222,536             100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the
   end of period                                          $223,965,251         $237,490,491         $53,503,650         $57,222,536
====================================================================================================================================
Undistributed (Over-distribution of) net investment
   income at the end of period                            $  2,699,782         $  2,503,509         $  (185,493)        $  (253,061)
====================================================================================================================================


                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The state Funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Florida Investment Quality Municipal Fund (NQF), Nuveen Florida Quality Income Municipal Fund (NUF), Nuveen Insured Florida Premium Income Municipal Fund (NFL) and Nuveen Insured Florida Tax-Free Advantage Municipal Fund (NWF). Common shares of Florida Investment Quality (NQF), Florida Quality Income (NUF) and Insured Florida Premium Income
(NFL) are traded on the New York Stock Exchange while Common shares of Insured Florida Tax-Free Advantage (NWF) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Prior to the commencement of operations of Insured Florida Tax-Free Advantage
(NWF), the Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,275 by Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., and the recording of the organization expenses ($11,500) and its reimbursement by Nuveen Investments, LLC, also a wholly owned subsidiary of Nuveen Investments, Inc.

Each Fund seeks to provide current income exempt from regular federal income tax, and in the case of Insured Florida Tax-Free Advantage (NWF) the alternative minimum tax applicable to individuals, by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of Florida.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At June 30, 2004, Florida Investment Quality (NQF) had an outstanding delayed delivery purchase commitment of $5,920,852. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Professional Fees

Professional fees presented in the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of the Fund's shareholders.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute all income and capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, and in the case of Insured Florida Tax-Free Advantage (NWF) the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. The investment policies of Insured Florida Tax-Free Advantage (NWF) permit the Fund to invest in a limited amount of out-of-state securities. Although the Fund may pursue this strategy from time to time, this strategy will not impact the tax-exempt status of the Fund's shares or of its distributions to its shareholders. All monthly tax-exempt income dividends paid during the fiscal year ended June 30, 2004, have been designated Exempt Interest Dividends. Net realized capital gains and ordinary income distributions made by the Funds are subject to federal taxation.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in one or more Series. The dividend rate on each Series may change every seven days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                                            INSURED      INSURED
                                  FLORIDA      FLORIDA      FLORIDA      FLORIDA
                               INVESTMENT      QUALITY      PREMIUM     TAX-FREE
                                  QUALITY       INCOME       INCOME    ADVANTAGE
                                    (NQF)        (NUF)        (NFL)        (NWF)
--------------------------------------------------------------------------------
Number of shares:
   Series M                            --        1,700           --           --
   Series T                         3,080           --           --           --
   Series W                            --           --        1,640        1,160
   Series TH                           --        1,700        2,800           --
   Series F                         2,200        1,280           --           --
--------------------------------------------------------------------------------
Total                               5,280        4,680        4,440        1,160
================================================================================

Effective January 17, 2003, Insured Florida Tax-Free Advantage (NWF) issued 1,160 Series W, $25,000 stated value Preferred shares.

Insurance

Insured Florida Premium Income (NFL) invests in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest.

Insured Florida Tax-Free Advantage (NWF) invests at least 80% of its net assets (including net assets applicable to Preferred shares) in municipal securities that are covered by insurance. The Fund may also invest up to 20% of its net assets (including net assets applicable to Preferred shares) in municipal securities which are either (i) backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' Common shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the Common share net asset value of the Funds include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended June 30, 2004.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Offering Costs

Nuveen Investments, LLC has agreed to pay all Common share offering costs (other than the sales load) that exceed $.03 per Common share for Florida Quality Income (NUF)and Insured Florida Tax-Free Advantage (NWF). Florida Quality Income's (NUF) and Insured Florida

Notes to
    FINANCIAL STATEMENTS (continued)



Tax-Free Advantage's (NWF) share of Common share offering costs ($467,902 and $116,100, respectively) were recorded as a reduction of the proceeds from the sale of Common shares.

Costs incurred by Florida Quality Income (NUF) and Insured Florida Tax-Free Advantage (NWF) in connection with their offering of Preferred shares ($1,936,308 and $733,603, respectively) were recorded as a reduction to paid-in surplus.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common and Preferred shares were as follows:

                                                                FLORIDA                   FLORIDA
                                                        INVESTMENT QUALITY (NQF)    QUALITY INCOME (NUF)
                                                        -------------------------------------------------
                                                         YEAR ENDED  YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                            6/30/04     6/30/03      6/30/04      6/30/03
---------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                                                   --          --           --           --
   Shares issued to shareholders
     due to reinvestment
     of distributions                                        51,656      43,415       44,713       53,877
---------------------------------------------------------------------------------------------------------
                                                             51,656      43,415       44,713       53,877
=========================================================================================================
Preferred shares sold                                            --          --           --           --
=========================================================================================================
                                                          INSURED FLORIDA           INSURED FLORIDA
                                                        PREMIUM INCOME (NFL)    TAX-FREE ADVANTAGE (NWF)
                                                        -------------------------------------------------
                                                                                                  FOR THE
                                                                                          PERIOD 11/21/02
                                                                                            (COMMENCEMENT
                                                      YEAR ENDED  YEAR ENDED  YEAR ENDED   OF OPERATIONS)
                                                         6/30/04     6/30/03     6/30/04  THROUGH 6/30/03
---------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                                                --          --           --       3,870,000
   Shares issued to shareholders
     due to reinvestment
     of distributions                                     29,319      32,881        2,781           1,583
---------------------------------------------------------------------------------------------------------
                                                          29,319      32,881        2,781       3,871,583
=========================================================================================================
Preferred shares sold                                         --          --           --           1,160
=========================================================================================================

3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities for the fiscal year ended June 30, 2004, were as follows:

                                                                                   INSURED        INSURED
                                                     FLORIDA        FLORIDA        FLORIDA        FLORIDA
                                                  INVESTMENT        QUALITY        PREMIUM       TAX-FREE
                                                     QUALITY         INCOME         INCOME      ADVANTAGE
                                                       (NQF)          (NUF)          (NFL)          (NWF)
---------------------------------------------------------------------------------------------------------
Purchases                                        $86,397,122   $124,469,935   $129,078,894   $111,472,270
Sales and maturities                              86,071,128    130,393,289    140,372,291    114,017,272
=========================================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At June 30, 2004, the cost of investments were as follows:

                                                                                   INSURED        INSURED
                                                     FLORIDA        FLORIDA        FLORIDA        FLORIDA
                                                  INVESTMENT        QUALITY        PREMIUM       TAX-FREE
                                                     QUALITY         INCOME         INCOME      ADVANTAGE
                                                       (NQF)          (NUF)          (NFL)          (NWF)
---------------------------------------------------------------------------------------------------------
Cost of investments                             $362,698,805   $318,502,244   $312,883,116    $80,825,823
=========================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2004, were as follows:

                                                                                   INSURED        INSURED
                                                     FLORIDA        FLORIDA        FLORIDA        FLORIDA
                                                  INVESTMENT        QUALITY        PREMIUM       TAX-FREE
                                                     QUALITY         INCOME         INCOME      ADVANTAGE
                                                       (NQF)          (NUF)          (NFL)          (NWF)
---------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                  $17,181,384    $ 6,420,832    $16,139,321     $  371,661
   Depreciation                                   (3,373,604)    (3,220,659)      (185,704)      (602,973)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments       $13,807,780    $ 3,200,173    $15,953,617     $ (231,312)
=========================================================================================================

The tax components of undistributed net investment income and net realized gains at June 30, 2004, were as follows:

                                                                                   INSURED        INSURED
                                                     FLORIDA        FLORIDA        FLORIDA        FLORIDA
                                                  INVESTMENT        QUALITY        PREMIUM       TAX-FREE
                                                     QUALITY         INCOME         INCOME      ADVANTAGE
                                                       (NQF)          (NUF)          (NFL)          (NWF)
---------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income               $4,152,700     $3,661,789     $3,661,547        $97,307
Undistributed net ordinary income *                   31,488          3,752         22,105             --
Undistributed net long-term capital gains                 --             --      1,419,016             --
=========================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended June 30, 2004 and June 30, 2003, was designated for purposes of the dividends paid deduction as follows:

                                                                                   INSURED        INSURED
                                                     FLORIDA        FLORIDA        FLORIDA        FLORIDA
                                                  INVESTMENT        QUALITY        PREMIUM       TAX-FREE
                                                     QUALITY         INCOME         INCOME      ADVANTAGE
2004                                                   (NQF)          (NUF)          (NFL)          (NWF)
---------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income         $17,592,549    $14,970,905    $14,475,786     $3,554,044
Distributions from net ordinary income *             212,385        266,129        328,384             --
Distributions from net long-term capital gains     3,289,856      1,903,287      1,248,969             --
=========================================================================================================

                                                                                   INSURED        INSURED
                                                     FLORIDA        FLORIDA        FLORIDA        FLORIDA
                                                  INVESTMENT        QUALITY        PREMIUM       TAX-FREE
                                                     QUALITY         INCOME         INCOME      ADVANTAGE
2003                                                   (NQF)          (NUF)          (NFL)          (NWF)
---------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income         $17,151,125    $15,182,483    $14,483,420     $1,518,559
Distributions from net ordinary income *             271,066         62,185             --             --
Distributions from net long-term capital gains     2,068,358      2,736,853        140,796             --
=========================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Notes to
    FINANCIAL STATEMENTS (continued)



At June 30, 2004, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                         INSURED
                                               FLORIDA      FLORIDA      FLORIDA
                                            INVESTMENT      QUALITY     TAX-FREE
                                               QUALITY       INCOME    ADVANTAGE
                                                 (NQF)        (NUF)        (NWF)
--------------------------------------------------------------------------------
Expiration year:
   2012                                       $150,118      $13,592     $837,725
================================================================================


The following Funds have elected to defer net realized losses from investments incurred from November 1, 2003 through June 30, 2004 ("post-October losses") in accordance with Federal income tax regulations. The following post-October losses are treated as having arisen in the following fiscal year:

                                                                         INSURED
                                                            FLORIDA      FLORIDA
                                                         INVESTMENT     TAX-FREE
                                                            QUALITY    ADVANTAGE
                                                              (NQF)        (NWF)
--------------------------------------------------------------------------------
                                                         $2,650,488      $12,492
================================================================================

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Funds' (excluding Insured Florida Tax-Free Advantage (NWF)) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
================================================================================

Under Insured Florida Tax-Free Advantage's (NWF) investment management agreement with the Adviser, the Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of the Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For net assets over $2 billion                                            .5750
================================================================================


The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enabled Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

As approved by the Board of Trustees, a complex-wide fee schedule for all Funds managed by the Adviser and its affiliates went into effect on August 1, 2004. The implementation of this complex-wide fee schedule is expected to result in a marginal immediate decrease in the rates (approximately .004%) at which management fees are to be paid by the Funds. As assets in the Nuveen Fund complex grow, the management fee rates to be paid by the Funds will decrease further. Under no circumstances will the complex-wide fee schedule result in an increase in the rates at which management fees would be paid by the Funds if the complex-wide fee schedule were not implemented.

For the first eight years of Insured Florida Tax-Free Advantage's (NWF) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                     YEAR ENDING
NOVEMBER 30,                                    NOVEMBER 30,
--------------------------------------------------------------------------------
2002*                   .32%                         2007                   .32%
2003                    .32                          2008                   .24
2004                    .32                          2009                   .16
2005                    .32                          2010                   .08
2006                    .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Insured Florida Tax-Free Advantage (NWF) for any portion of its fees and expenses beyond November 30, 2010.

6. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on August 2, 2004, to shareholders of record on July 15, 2004, as follows:

                                                            INSURED      INSURED
                                  FLORIDA      FLORIDA      FLORIDA      FLORIDA
                               INVESTMENT      QUALITY      PREMIUM     TAX-FREE
                                  QUALITY       INCOME       INCOME    ADVANTAGE
                                    (NQF)        (NUF)        (NFL)        (NWF)
--------------------------------------------------------------------------------
Dividend per share                 $.0845       $.0830       $.0800       $.0720
================================================================================

                        Financial
                                HIGHLIGHTS

Selected data for a Common share outstanding throughout each period:
                                                         Investment Operations                              Less Distributions
                                    ---------------------------------------------------------------  -------------------------------
                                                              Distributions   Distributions
                                                                   from Net            from                 Net
                        Beginning                       Net      Investment         Capital          Investment    Capital
                           Common                 Realized/       Income to        Gains to           Income to   Gains to
                            Share          Net   Unrealized       Preferred       Preferred              Common     Common
                        Net Asset   Investment   Investment          Share-          Share-              Share-     Share-
                            Value       Income   Gain (Loss)        holders+        holders+  Total     holders    holders    Total
====================================================================================================================================
FLORIDA INVESTMENT
QUALITY (NQF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2004                       $15.87        $1.06       $ (.84)          $(.06)          $(.01)  $ .15      $(1.01)     $(.20)  $(1.21)
2003                        15.19         1.10          .76            (.07)           (.01)   1.78        (.97)      (.13)   (1.10)
2002                        14.76         1.13          .41            (.11)           (.02)   1.41        (.92)      (.06)    (.98)
2001                        14.24         1.19          .52            (.30)             --    1.41        (.89)        --     (.89)
2000                        15.03         1.21         (.71)           (.29)           (.01)    .20        (.94)      (.03)    (.97)

FLORIDA QUALITY
INCOME (NUF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2004                        15.75         1.04         (.78)           (.05)           (.01)    .20       (1.00)      (.14)   (1.14)
2003                        15.23         1.08          .71            (.07)           (.02)   1.70       (1.00)      (.18)   (1.18)
2002                        15.02         1.18          .14            (.12)           (.01)   1.19        (.94)      (.04)    (.98)
2001                        14.57         1.20          .43            (.30)             --    1.33        (.88)        --     (.88)
2000                        15.37         1.19         (.77)           (.29)             --     .13        (.91)        --     (.91)

INSURED FLORIDA
PREMIUM INCOME (NFL)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2004                        16.57         1.02         (.88)           (.05)           (.01)    .08        (.96)      (.10)   (1.06)
2003                        15.66         1.04          .89            (.08)             --    1.85        (.93)      (.01)    (.94)
2002                        15.30         1.07          .27            (.12)             --    1.22        (.86)        --     (.86)
2001                        14.25         1.09         1.02            (.28)             --    1.83        (.78)        --     (.78)
2000                        14.86         1.06         (.59)           (.28)             --     .19        (.80)        --     (.80)

INSURED FLORIDA
TAX-FREE ADVANTAGE (NWF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2004                        14.75          .93         (.99)           (.05)             --    (.11)       (.86)        --     (.86)
2003(a)                     14.33          .40          .70            (.03)             --    1.07        (.43)        --     (.43)
====================================================================================================================================
                                                                   Total Returns
                                                                -------------------
                                                                            Based
                              Offering                                         on
                             Costs and      Ending                         Common
                             Preferred      Common               Based      Share
                                 Share       Share     Ending       on        Net
                          Underwriting   Net Asset     Market   Market      Asset
                             Discounts       Value      Value    Value**    Value**
===================================================================================
FLORIDA INVESTMENT
QUALITY (NQF)
-----------------------------------------------------------------------------------
Year Ended 6/30:
2004                              $ --      $14.81   $14.0300    (9.61)%      .95%
2003                                --       15.87    16.7500    13.28      12.02
2002                                --       15.19    15.8300    13.27       9.77
2001                                --       14.76    14.8900    12.03      10.11
2000                              (.02)      14.24    14.1250    (5.54)      1.39

FLORIDA QUALITY
INCOME (NUF)
-----------------------------------------------------------------------------------
Year Ended 6/30:
2004                                --       14.81    13.8400   (10.29)      1.29
2003                                --       15.75    16.6000    11.56      11.45
2002                                --       15.23    15.9900    13.80       8.15
2001                                --       15.02    14.9700    12.58       9.37
2000                              (.02)      14.57    14.1250    (4.28)       .87

INSURED FLORIDA
PREMIUM INCOME (NFL)
-----------------------------------------------------------------------------------
Year Ended 6/30:
2004                                --       15.59    14.2400   (11.70)       .46
2003                                --       16.57    17.2200    16.05      12.10
2002                                --       15.66    15.7100    14.29       8.13
2001                                --       15.30    14.5400    18.32      13.09
2000                                --       14.25    13.0000    (5.17)      1.47

INSURED FLORIDA
TAX-FREE ADVANTAGE (NWF)
-----------------------------------------------------------------------------------
Year Ended 6/30:
2004                                --       13.78    12.9400   (13.56)      (.79)
2003(a)                           (.22)      14.75    15.8700     8.82       6.08
===================================================================================
                                                               Ratios/Supplemental Data
                           ----------------------------------------------------------------------------------------------
                                           Before Credit/Reimbursement      After Credit/Reimbursement***
                                           -----------------------------   -------------------------------
                                                          Ratio of Net                      Ratio of Net
                                             Ratio of       Investment        Ratio of        Investment
                                Ending       Expenses        Income to        Expenses         Income to
                                   Net     to Average          Average      to Average           Average
                                Assets     Net Assets       Net Assets      Net Assets        Net Assets
                            Applicable     Applicable       Applicable      Applicable        Applicable       Portfolio
                             to Common      to Common        to Common       to Common         to Common        Turnover
                           Shares (000)        Shares++         Shares++        Shares++          Shares++          Rate
=========================================================================================================================
FLORIDA INVESTMENT
QUALITY (NQF)
-------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2004                          $245,045           1.25%            6.92%           1.25%             6.92%             23%
2003                           261,856           1.20             7.00            1.19              7.01              16
2002                           249,833           1.26             7.53            1.23              7.56              34
2001                           242,223           1.33             8.10            1.29              8.14              28
2000                           233,290           1.26             8.45            1.24              8.48              16

FLORIDA QUALITY
INCOME (NUF)
-------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2004                           211,659           1.25             6.83            1.25              6.83              38
2003                           224,311           1.24             6.92            1.23              6.94              28
2002                           216,044           1.28             7.81            1.26              7.83              30
2001                           212,618           1.33             8.00            1.25              8.08              20
2000                           206,212           1.26             8.08            1.23              8.10              20

INSURED FLORIDA
PREMIUM INCOME (NFL)
-------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2004                           223,965           1.16             6.36            1.15              6.36              38
2003                           237,490           1.18             6.41            1.16              6.42              14
2002                           223,961           1.21             6.89            1.21              6.89               8
2001                           218,642           1.27             7.22            1.26              7.23              20
2000                           203,591           1.30             7.53            1.29              7.54              22

INSURED FLORIDA
TAX-FREE ADVANTAGE (NWF)
-------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2004                            53,504           1.25             6.04             .74              6.56             130
2003(a)                         57,223           1.15*            4.18*            .67*             4.66*             46
=========================================================================================================================
                                 Preferred Shares at End of Period
                             ------------------------------------------
                               Aggregate    Liquidation
                                  Amount     and Market           Asset
                             Outstanding          Value        Coverage
                                    (000)     Per Share       Per Share
=======================================================================
FLORIDA INVESTMENT
QUALITY (NQF)
-----------------------------------------------------------------------
Year Ended 6/30:
2004                            $132,000        $25,000         $71,410
2003                             132,000         25,000          74,594
2002                             132,000         25,000          72,317
2001                             132,000         25,000          70,876
2000                             132,000         25,000          69,184

FLORIDA QUALITY
INCOME (NUF)
-----------------------------------------------------------------------
Year Ended 6/30:
2004                             117,000         25,000          70,226
2003                             117,000         25,000          72,930
2002                             117,000         25,000          71,163
2001                             117,000         25,000          70,431
2000                             117,000         25,000          69,062

INSURED FLORIDA
PREMIUM INCOME (NFL)
-----------------------------------------------------------------------
Year Ended 6/30:
2004                             111,000         25,000          75,443
2003                             111,000         25,000          78,489
2002                             111,000         25,000          75,442
2001                             111,000         25,000          74,244
2000                             111,000         25,000          70,854

INSURED FLORIDA
TAX-FREE ADVANTAGE (NWF)
-----------------------------------------------------------------------
Year Ended 6/30:
2004                              29,000         25,000          71,124
2003(a)                           29,000         25,000          74,330
=======================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset Value is the combination of reinvested dividend income at net asset value, reinvested capital gains distributions at net asset value, if any, and changes in Common share net asset value per share. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares, where applicable.
(a) For the period November 21, 2002 (commencement of operations) through June 30, 2003.


                                 See accompanying notes to financial statements.

                                  40-41 SPREAD

Board Members
        AND OFFICERS

The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board
Members of the Funds. The number of board members of the Funds is currently set at seven. None of the board members who are not "interested" persons of the Funds has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the board members and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

                                                                                                                       NUMBER OF
                                                                                                                       PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST    PRINCIPAL OCCUPATION(S)                                      FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    INCLUDING OTHER DIRECTORSHIPS                                OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(2)  DURING PAST 5 YEARS                                          BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------
BOARD MEMBER WHO IS AN INTERESTED PERSON OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1)    Chairman of        1994    Chairman and Director (since 1996) of Nuveen Investments,             145
3/28/49                        the Board                  Inc. and Nuveen Investments, LLC; Director (since 1992) and
333 W. Wacker Drive            and Trustee                Chairman (since 1996) of Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                         Institutional Advisory Corp.; Chairman and Director (since
                                                          1997) of Nuveen Asset Management, Inc.; Director (since
                                                          1996) of Institutional Capital Corporation; Chairman and
                                                          Director (since 1999) of Rittenhouse Asset Management, Inc.;
                                                          Chairman of Nuveen Investments Advisers Inc. (since 2002).

BOARD MEMBERS WHO ARE NOT INTERESTED PERSONS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner              Board member       1997    Private Investor and Management Consultant.                           145
8/22/40
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown              Board member       1993    Retired (1989) as Senior Vice President of The Northern               145
7/29/34                                                   Trust Company; Director, Community Advisory Board for
333 W. Wacker Drive                                       Highland Park and Highwood, United Way of the North
Chicago, IL 60606                                         Shore (since 2002).

------------------------------------------------------------------------------------------------------------------------------------
Jack B. Evans                  Board member       1999    President, The Hall-Perrine Foundation, a private philanthropic       145
10/22/48                                                  corporation (since 1996); Director and Vice Chairman, United
333 W. Wacker Drive                                       Fire & Casualty Company; formerly Director, Federal Reserve
Chicago, IL 60606                                         Bank of Chicago; formerly, President and Chief Operating
                                                          Officer, SCI Financial Group, Inc., a regional financial
                                                          services firm.

------------------------------------------------------------------------------------------------------------------------------------
William C. Hunter              Board member       2004    Dean and Distinguished Professor of Finance, School of                145
3/16/48                                                   Business at the University of Connecticut (since 2003);
333 W. Wacker Drive                                       previously Senior Vice President and Director of Research
Chicago, IL 60606                                         at the Federal Reserve Bank of Chicago (1995-2003);
                                                          Director, Credit Research Center at Georgetown University;
                                                          Director of Xerox Corporation (since 2004).


                                       42

                                                                                                                       NUMBER OF
                                                                                                                       PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST    PRINCIPAL OCCUPATION(S)                                      FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    INCLUDING OTHER DIRECTORSHIPS                                OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(2)  DURING PAST 5 YEARS                                          BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------
BOARD MEMBERS WHO ARE NOT INTERESTED PERSONS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
William J. Schneider           Board member       1997    Senior Partner and Chief Operating Officer, Miller-Valentine          145
9/24/44                                                   Group, Vice President, Miller-Valentine Realty, a construction
333 W. Wacker Drive                                       company; Chair, Miami Valley Hospital; Chair, Dayton
Chicago, IL 60606                                         Development Coalition; formerly, Member, Community
                                                          Advisory Board, National City Bank, Dayton, Ohio and
                                                          Business Advisory Council, Cleveland Federal Reserve Bank.

------------------------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale            Board member       1997    Executive Director, Gaylord and Dorothy Donnelley                     145
12/29/47                                                  Foundation (since 1994); prior thereto, Executive Director,
333 W. Wacker Drive                                       Great Lakes Protection Fund (from 1990 to 1994)
Chicago, IL 60606

                                                                                                                       NUMBER OF
                                                                                                                       PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST                                                                 FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                      OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(3)  DURING PAST 5 YEARS                                          OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman           Chief              1988    Managing Director (since 2002), Assistant Secretary and               145
9/9/56                         Administrative             Associate General Counsel, formerly, Vice President and
333 W. Wacker Drive            Officer                    Assistant General Counsel of Nuveen Investments, LLC;
Chicago, IL 60606                                         Managing Director (since 2002), General Counsel and
                                                          Assistant Secretary, formerly, Vice President of Nuveen
                                                          Advisory Corp. and Nuveen Institutional Advisory Corp.;
                                                          Managing Director (since 2002), Assistant Secretary and
                                                          Associate General Counsel, formerly, Vice President (since
                                                          2000), of Nuveen Asset Management, Inc. Assistant
                                                          Secretary of Nuveen Investments, Inc. (since 1994); Assistant
                                                          Secretary of NWQ Investment Management Company, LLC
                                                          (since 2002); Vice President and Assistant Secretary of
                                                          Nuveen Investments Advisers Inc. (since 2002); Managing
                                                          Director, Associate General Counsel and Assistant Secretary
                                                          of Rittenhouse Asset Management, Inc. (since 2003);
                                                          Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Michael T. Atkinson            Vice President     2000    Vice President (since 2002), formerly, Assistant Vice                 145
2/3/66                         and Assistant              President (since 2000), previously, Associate of Nuveen
333 W. Wacker Drive            Secretary                  Investments, LLC.
Chicago, IL 60606


                                       43

Board Members
       AND OFFICERS (CONTINUED)
                                                                                                                       NUMBER OF
                                                                                                                       PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST                                                                 FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                      OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(3)  DURING PAST 5 YEARS                                          OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo              Vice President     1999    Vice President of Nuveen Investments, LLC (since 1999),               145
11/28/67                       and Treasurer              prior thereto, Assistant Vice President (since 1997); Vice
333 W. Wacker Drive                                       President and Treasurer of Nuveen Investments, Inc. (since
Chicago, IL 60606                                         1999); Vice President and Treasurer of Nuveen Advisory Corp.
                                                          and Nuveen Institutional Advisory Corp (since 1999); Vice
                                                          President and Treasurer of Nuveen Asset Management, Inc.
                                                          (since 2002) and of Nuveen Investments Advisers Inc. (since
                                                          2002); Assistant Treasurer of NWQ Investment Management
                                                          Company, LLC (since 2002); Vice President and Treasurer of
                                                          Nuveen Rittenhouse Asset Management, Inc. (since 2003);
                                                          Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Jessica R. Droeger             Vice President     2000    Vice President (since 2002) and Assistant General Counsel             145
9/24/64                        and Secretary              (since 1998); formerly, Assistant Vice President (since 1998)
333 W. Wacker Drive                                       of Nuveen Investments, LLC; Vice President (since 2002)
Chicago, IL 60606                                         and Assistant Secretary (since 1998), formerly Assistant
                                                          Vice President of Nuveen Advisory Corp. and Nuveen
                                                          Institutional Advisory Corp.

------------------------------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson              Vice President     1998    Managing Director (since 2004) formerly, Vice President of            145
10/24/45                                                  Nuveen Investments, LLC; Managing Director (since 2004)
333 W. Wacker Drive                                       formerly, Vice President (since 1998) of Nuveen Advisory
Chicago, IL 60606                                         Corp. and Nuveen Institutional Advisory Corp.

------------------------------------------------------------------------------------------------------------------------------------
William M. Fitzgerald          Vice President     1995    Managing Director (since 2002) of Nuveen Investments,                 145
3/2/64                                                    LLC; Managing Director (since 2001), formerly Vice President
333 W. Wacker Drive                                       of Nuveen Advisory Corp. and Nuveen Institutional Advisory
Chicago, IL 60606                                         Corp. (since 1995); Managing Director of Nuveen Asset
                                                          Management, Inc. (since 2001); Vice President of Nuveen
                                                          Investment Advisers Inc. (since 2002); Chartered Financial
                                                          Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Stephen D. Foy                 Vice President     1998    Vice President (since 1993) and Funds Controller (since 1998)         145
5/31/54                        and Controller             of Nuveen Investments, LLC and Vice President and Funds
333 W. Wacker Drive                                       Controller (since 1998) of Nuveen Investments, Inc.;
Chicago, IL 60606                                         Certified Public Accountant.


                                       44

                                                                                                                       NUMBER OF
                                                                                                                       PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST                                                                 FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                      OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(3)  DURING PAST 5 YEARS                                          OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
David J. Lamb                  Vice President     2000    Vice President (since 2000) of Nuveen Investments,                    145
3/22/63                                                   LLC, previously Assistant Vice President (since 1999);
333 W. Wacker Drive                                       prior thereto, Associate of Nuveen Investments, LLC;
Chicago, IL 60606                                         Certified Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
Tina M. Lazar                  Vice President     2002    Vice President (since 1999), previously, Assistant Vice               145
8/27/61                                                   President (since 1993) of Nuveen Investments, LLC.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Larry W. Martin                Vice President     1988    Vice President, Assistant Secretary and Assistant General             145
7/27/51                        and Assistant              Counsel of Nuveen Investments, LLC; Vice President and
333 W. Wacker Drive            Secretary                  Assistant Secretary of Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                         Institutional Advisory Corp.; Assistant Secretary of Nuveen
                                                          Investments, Inc. and (since 1997) Nuveen Asset Management,
                                                          Inc.; Vice President (since 2000), Assistant Secretary and
                                                          Assistant General Counsel (since 1998) of Rittenhouse Asset
                                                          Management, Inc.; Vice President and Assistant Secretary of
                                                          Nuveen Investments Advisers Inc. (since 2002); Assistant
                                                          Secretary of NWQ Investment Management Company, LLC
                                                          (since 2002).

------------------------------------------------------------------------------------------------------------------------------------
Edward F. Neild, IV            Vice President     1996    Managing Director (since 2002) of Nuveen Investments, LLC;            145
7/7/65                                                    Managing Director (since 1997), formerly Vice President
333 W. Wacker Drive                                       (since 1996) of Nuveen Advisory Corp. and Nuveen Institutional
Chicago, IL 60606                                         Advisory Corp.; Managing Director of Nuveen Asset Management,
                                                          Inc. (since 1999). Chartered Financial Analyst.

(1) Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and board member of the Adviser.

(2) Board members serve an indefinite term until his/her successor is elected. The year first elected or appointed represents the year in which the board member was first elected or appointed to any fund in the Nuveen Complex.

(3) Officers serve one year terms through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

Reinvest Automatically
       EASILY AND CONVENIENTLY


SIDEBAR TEXT: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.



NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      INFORMATION



PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling Nuveen Investments at (800) 257-8787; and (ii) on the Commission's website at http://www.sec.gov.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.



BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL


Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the fiscal year ended June 30, 2004. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS

Photo of: 2 women looking at a photo album.

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing $100 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.

           Learn more
about Nuveen Funds at
   WWW.NUVEEN.COM/ETF

o Share prices
o Fund details
o Daily financial news
o Investor education
o Interactive planning tools

Logo: NUVEEN Investments

                                                                     EAN-A-0604D

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The registrant has posted such code of ethics on its website at www.nuveen.com/etf.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors determined that the registrant had at least one "audit committee financial expert" (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant's audit committee financial expert was William E. Bennett, who was "independent" for purposes of Item 3 of Form N-CSR.

Although Mr. Bennett served as the audit committee financial expert for the majority of the reporting period, he unexpectedly resigned from the Board effective April 30, 2004. Since that time, the Audit Committee determined that Jack B. Evans, the Chairman of the Audit Committee, qualifies as an audit committee financial expert and recommended to the full Board that he be designated as such. On July 26, 2004, the full Board voted to so designate Mr. Evans. Accordingly for this reporting period, the registrant did not have a designated "audit committee financial expert" from April 30, 2004 to the end of the reporting period on June 30, 2004.

Mr. Bennett was formerly Executive Vice President and Chief Credit Officer of First Chicago Corporation and its principal subsidiary, The First National Bank of Chicago. As part of his role as Chief Credit Officer, Mr. Bennett set policy as to accrual of assets/loans; designated performing/non-performing assets; set the level of reserves against the credit portfolo; and determined the carrying value of credit related assets and exposure. Among other things, Mr. Bennett was also responsible for the oversight of the internal analysis function including setting ground rules for the review and preparation of financial analysis and financial statements for use in making credit and risk decisions for clients. Mr. Bennett has significant experience reviewing, analyzing and evaluating financial statements of domestic and international companies in a variety of industries with complex accounting issues.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Nuveen Florida Investment Quality Municipal Fund

The following tables show the amount of fees that Ernst & Young LLP, the Fund's auditor, billed to the Fund during the Fund's last two full fiscal years. For engagements with Ernst & Young LLP entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that Ernst & Young LLP provided to the Fund, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the "pre-approval exception"). The pre-approval exception for services provided directly to the Fund waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Fund during the fiscal year in which the services are provided; (B) the Fund did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee's attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

               SERVICES THAT THE FUND'S AUDITOR BILLED TO THE FUND

                                AUDIT FEES BILLED            AUDIT-RELATED FEES                 TAX FEES              ALL OTHER FEES
FISCAL YEAR ENDED                    TO FUND                   BILLED TO FUND                BILLED TO FUND           BILLED TO FUND
------------------------------------------------------------------------------------------------------------------------------------
June 30, 2004                       $ 13,965                        $ 0                          $ 427                    $ 2,500
------------------------------------------------------------------------------------------------------------------------------------
Percentage approved                      N/A                         0%                             0%                         0%
pursuant to
pre-approval
exception
------------------------------------------------------------------------------------------------------------------------------------
June 30, 2003                       $ 12,372                        $ 0                          $ 364                    $ 2,300
------------------------------------------------------------------------------------------------------------------------------------
Percentage approved                      N/A                         0%                             0%                         0%
pursuant to
pre-approval
exception
------------------------------------------------------------------------------------------------------------------------------------

The above "Tax Fees" were billed for professional services for tax advice, tax compliance and tax planning.

                 SERVICES THAT THE FUND'S AUDITOR BILLED TO THE
                  ADVISER AND AFFILIATED FUND SERVICE PROVIDERS

The following tables show the amount of fees billed by Ernst & Young LLP to Nuveen Advisory Corp. ("NAC" or the "Adviser"), and any entity controlling, controlled by or under common control with NAC ("Control Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two full fiscal years.

The table also shows the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid to Ernst & Young LLP by the Fund, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Fund did not recognize the services as non-audit services at the time of the engagement; and
(C) the services are promptly brought to the Audit Committee's attention, and the Committee (or its delegate) approves the services before the Fund's audit is completed.

FISCAL YEAR ENDED                                    AUDIT-RELATED FEES           TAX FEES BILLED TO              ALL OTHER FEES
                                                   BILLED TO ADVISER AND             ADVISER AND                 BILLED TO ADVISER
                                                      AFFILIATED FUND              AFFILIATED FUND              AND AFFILIATED FUND
                                                     SERVICE PROVIDERS            SERVICE PROVIDERS              SERVICE PROVIDERS
------------------------------------------------------------------------------------------------------------------------------------
June 30, 2004                                                $ 0                          $ 0                           $ 0
------------------------------------------------------------------------------------------------------------------------------------
Percentage approved                                           0%                           0%                            0%
pursuant to
pre-approval
exception
------------------------------------------------------------------------------------------------------------------------------------
June 30, 2003                                                $ 0                          $ 0                           $ 0
------------------------------------------------------------------------------------------------------------------------------------
Percentage approved                                          N/A                          N/A                           N/A
pursuant to
pre-approval
exception
------------------------------------------------------------------------------------------------------------------------------------

                               NON-AUDIT SERVICES

The following table shows the amount of fees that Ernst & Young LLP billed during the Fund's last two full fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee is required to pre-approve non-audit services that Ernst & Young LLP provides to the Adviser and any Affiliated Fund Services Provider, if the engagement related directly to the Fund's operations and financial reporting (except for those subject to the de minimis exception described above). The Audit Committee requested and received information from Ernst & Young LLP about any non-audit services that Ernst & Young LLP rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating Ernst & Young LLP independence.


FISCAL YEAR ENDED                                                TOTAL NON-AUDIT FEES
                                                                BILLED TO ADVISER AND
                                                               AFFILIATED FUND SERVICE         TOTAL NON-AUDIT FEES
                                                                PROVIDERS (ENGAGEMENTS         BILLED TO ADVISER AND
                                                               RELATED DIRECTLY TO THE        AFFILIATED FUND SERVICE
                                    TOTAL NON-AUDIT FEES       OPERATIONS AND FINANCIAL        PROVIDERS (ALL OTHER
                                       BILLED TO FUND           REPORTING OF THE FUND)             ENGAGEMENTS)                TOTAL
------------------------------------------------------------------------------------------------------------------------------------
June 30, 2004                              $ 2,927                        $ 0                           $ 0                  $ 2,927
June 30, 2003                              $ 2,664                        $ 0                           $ 0                  $ 2,664

Audit Committee Pre-Approval Policies and Procedures. Generally, the audit committee must approve (i) all non-audit services to be performed for the Fund by the Fund's independent accountants and (ii) all audit and non-audit services to be performed by the Fund's independent accountants for the Affiliated Fund Service Providers with respect to operations and financial reporting of the Fund. Regarding tax and research projects conducted by the independent accountants for the Fund and Affiliated Fund Service Providers (with respect to operations and financial reports of the Fund) such engagements will be (i) pre-approved by the audit committee if they are expected to be for amounts greater than $10,000; (ii) reported to the audit committee chairman for his verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the audit committee at the next audit committee meeting if they are expected to be for an amount under $5,000.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable at this time.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

In the rare event that a municipal issuer held by the Fund were to issue a proxy or that the Fund were to receive a proxy issued by a cash management security, the Adviser would either engage an independent third party to determine how the proxy should be voted or vote the proxy with the consent, or based on the instructions, of the Fund's Board of Directors or Trustees or its representative. In the case of a conflict of interest, the proxy would be submitted to the applicable Fund's Board to determine how the proxy should be voted. A member of the Adviser's legal department would oversee the administration of the voting, and ensure that records were maintained in accordance with Rule 204-2(c)(2) under the Investment Advisers Act of 1940 (17 CFR 275.204-2(c)(2)), reports were filed with the SEC on Form N-PX, and the results were provided to the Board of Directors or Trustees and made available to shareholders as required by applicable rules.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

In the event of a vacancy on the Board, the nominating and governance committee receives suggestions from various sources, including shareholders, as to suitable candidates. Suggestions should be sent in writing to Lorna Ferguson, Vice President for Board Relations, Nuveen Investments, 333 West Wacker Drive, Chicago, IL 60606. The nominating and governance committee sets appropriate standards and requirements for nominations for new directors and reserves the right to interview all candidates and to make the final selection of any new directors.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because posted on registrant's website at www.nuveen.com/etf.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable at this time.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Florida Investment Quality Municipal Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: September 9, 2004
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date: September 9, 2004
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date: September 9, 2004
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.